As filed with the SEC on April 29, 2013
Registration No. 33-42376
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 27 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 62 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
640 Fifth Avenue
New York, New York 10019
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CRYUS TARAPOREVALA
President
Empire Fidelity Investments Life Insurance Company
640 Fifth Avenue
New York, New York 10019
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2013, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 58 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Fund and Templeton Global Bond Securities Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2013. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 45.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the current prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2013

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Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payments	(Click Here)
Trading Among Variable Subaccounts	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Death Benefit	(Click Here)
Required Distributions Upon Death	(Click Here)
Annuity Date	(Click Here)
Selection of Annuity Income Options	(Click Here)
Fixed, Variable, or Combination Annuity Income Options	(Click Here)
Types of Annuity Income Options	(Click Here)
Abandoned Property	(Click Here)
Reports to Owners	(Click Here)
The Guaranteed Account
The Guaranteed Account	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Automatic Deduction Plan	(Click Here)
Availability of Unisex	(Click Here)
Dollar Cost Averaging	(Click Here)
Automatic Rebalancing	(Click Here)
Postponement of Payment	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for a Subaccount	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Accumulation Unit Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis; or

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-eight Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, BlackRock, FranklinTempleton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 19.

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Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 17. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges:

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per Contract Year.

(6) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(7) Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee.

(8) Other Taxes.

For further information on the charges described above, see Charges on page 13.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege on page 9.

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Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	Same as current
Daily Administrative Charge	0.05%	Same as current
Total Separate Account Annual Expenses	0.80%	Same as current

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.73%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 14.

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EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 258	$ 794	$ 1,357	$ 2,888

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 258	$ 792	$ 1,353	$ 2,880

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently fifty-eight Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund*	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO		Pacific Investment Management Company LLC
Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

* Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund.

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts about the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non- qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 19.
  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).
  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250.

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You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. See Tax Considerations on page 19. The smallest such payment we will accept is generally $2,500.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). Any Fidelity Account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

We will credit net purchase payments allocated to the variable Subaccounts to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 12. We will credit net purchase payments allocated to the Guaranteed Account to your Contract as of the date the payment is received at our Annuity Service Center. See The Guaranteed Account on page 19.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

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We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

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Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any purchase payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments on page 9. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

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The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following a transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2014, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account on page 19.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 24.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 19. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment on page 24.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone. Withdrawals by telephone are limited to the following criteria:

1. Withdrawals of $500 to $100,000 with no more than $100,000 being withdrawn within a seven day period. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

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2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 15 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals requested by beneficiaries must be requested in writing.

7. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

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2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page (Click Here). The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

6. Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

7. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

8. Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page (Click Here).

9. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes on page (Click Here).

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by EFILI, and are part of the Fund's assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Telecommunications Portfolio, and Fidelity VIP Emerging Markets Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

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Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Annuitant's Beneficiary you have designated. If the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the entire interest is payable over the lifetime (or over a period not extending beyond the life expectancy) of the recipient with distributions beginning within one year of the date of death and the recipient makes this election within 60 days of the date of death; or, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract and become the Owner. Federal tax law does not extend to the spousal continuation right described in (3) to civil union partners or same sex spouses. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

The rules regarding required distributions after the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

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ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options on page 17.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the then current interest rates used to determine fixed annuity income payments. In no event will the interest rate be less than 3.5%.

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%.

We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

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  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1. Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime of the Annuitant, and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

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You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

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The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."
  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

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In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.
  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-Qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-Qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

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If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59½;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½, even if the custodian is 59½ or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

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Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-Qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2. Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4. Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-Qualified Contract is owned by a non-natural person.

5. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page (Click Here). No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

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7. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi- annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

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Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.
  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.
  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.
  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.
  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

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VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

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Appendix A

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	23.96	27.44	253,471
2011	25.74	23.96	280,438
2010	22.30	25.74	306,036
2009	16.91	22.30	362,689
2008	26.56	16.91	396,230
2007	22.51	26.56	462,287
2006	21.21	22.51	548,843
2005	20.58	21.21	656,176
2004	19.57	20.58	818,748
2003	16.00	19.57	863,900

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	39.17	43.70	712,433
2011	40.52	39.17	793,612
2010	35.75	40.52	879,602
2009	27.91	35.75	956,035
2008	39.47	27.91	1,063,247
2007	34.45	39.47	1,239,926
2006	32.36	34.45	1,455,349
2005	31.35	32.36	1,765,227
2004	29.97	31.35	1,979,586
2003	25.61	29.97	2,032,574

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	18.87	21.54	482,158
2011	19.73	18.87	529,820
2010	16.85	19.73	563,529
2009	12.25	16.85	601,705
2008	18.70	12.25	674,526
2007	17.29	18.70	861,767
2006	15.60	17.29	930,355
2005	14.87	15.60	1,001,470
2004	14.21	14.87	923,215
2003	12.17	14.21	923,908

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Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.94	15.62	52,115
2011	13.28	12.94	37,266
2010	10.19	13.28	305,737
2009	7.43	10.19	49,407
2008	11.36	7.43	21,932
2007	12.47	11.36	26,279
2006	11.16	12.47	55,339
2005	10.93	11.16	38,558
2004	10.08	10.93	64,349
2003	8.12	10.08	59,696

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.71	14.55	112,243
2011	11.84	12.71	76,503
2010	10.36	11.84	28,759
2009	8.65	10.36	44,797
2008	11.09	8.65	67,761
2007*	10.00	11.09	24,144

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	44.59	51.49	1,704,333
2011	46.11	44.59	1,908,227
2010	39.65	46.11	2,104,799
2009	29.46	39.65	2,394,716
2008	51.65	29.46	2,661,786
2007	44.28	51.65	3,048,936
2006	39.96	44.28	3,735,425
2005	34.44	39.96	4,356,361
2004	30.07	34.44	4,298,023
2003	23.60	30.07	4,155,065

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Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.51	11.23	94,860
2011	9.72	9.51	136,819
2010	7.80	9.72	106,625
2009	6.43	7.80	101,759
2008	9.79	6.43	65,922
2007	10.10	9.79	75,530
2006*	10.00	10.10	35,378

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	14.31	17.42	69,186
2011	14.82	14.31	45,711
2010	12.62	14.82	61,640
2009	9.34	12.62	73,282
2008	16.03	9.34	83,210
2007	15.09	16.03	152,935
2006	13.34	15.09	292,553
2005	11.10	13.34	295,657
2004	11.04	11.10	151,353
2003*	10.00	11.04	78,411

* Period from 9/26/2003 to 12/31/2003

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	7.08	8.03	109,043
2011	9.04	7.08	119,702
2010	7.73	9.04	163,058
2009	4.44	7.73	197,521
2008*	10.00	4.44	17,282

* Period from 5/1/2008 to 12/31/2008

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Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	23.74	24.73	283,626
2011	25.19	23.74	378,519
2010	21.26	25.19	405,801
2009	14.48	21.26	499,059
2008	31.94	14.48	520,422
2007	22.06	31.94	675,378
2006	19.02	22.06	864,869
2005	13.10	19.02	1,150,745
2004	10.66	13.10	661,071
2003	8.22	10.66	194,772

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	58.29	67.83	614,253
2011	58.20	58.29	696,279
2010	50.95	58.20	788,145
2009	39.44	50.95	918,299
2008	69.34	39.44	1,059,656
2007	68.85	69.34	1,279,468
2006	57.74	68.85	1,580,259
2005	54.98	57.74	1,814,191
2004	49.70	54.98	2,084,808
2003	38.44	49.70	2,066,220

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	6.83	8.71	157,024
2011	8.66	6.83	129,898
2010	8.14	8.66	142,595
2009	6.45	8.14	259,408
2008	13.02	6.45	199,564
2007	15.16	13.02	167,247
2006	13.14	15.16	282,958
2005	12.30	13.14	253,125
2004	11.09	12.30	318,253
2003	8.56	11.09	308,770

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Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.43	13.51	17,212
2011	12.51	12.43	22,370
2010	11.33	12.51	26,173
2009	9.28	11.33	34,876
2008	12.28	9.28	50,039
2007	11.40	12.28	45,167
2006	10.48	11.40	43,283
2005*	10.00	10.48	13,525

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.55	13.92	99,146
2011	12.68	12.55	111,467
2010	11.31	12.68	106,553
2009	9.18	11.31	163,160
2008	12.34	9.18	198,349
2007	11.45	12.34	197,948
2006	10.51	11.45	173,835
2005*	10.00	10.51	218,559

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.68	14.11	226,411
2011	12.82	12.68	274,174
2010	11.43	12.82	271,590
2009	9.20	11.43	322,426
2008	12.71	9.20	284,321
2007	11.72	12.71	255,884
2006	10.64	11.72	305,269
2005*	10.00	10.64	231,018

* Period from 8/15/2005 to 12/31/2005

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Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.43	13.98	159,063
2011	12.66	12.43	163,871
2010	11.15	12.66	183,933
2009	8.72	11.15	182,786
2008	13.04	8.72	209,760
2007	11.92	13.04	162,291
2006	10.74	11.92	201,599
2005*	10.00	10.74	184,776

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.42	14.18	40,159
2011	12.79	12.42	39,446
2010	11.13	12.79	40,745
2009	8.63	11.13	39,497
2008	13.21	8.63	83,730
2007	12.05	13.21	67,170
2006	10.80	12.05	84,317
2005*	10.00	10.80	31,262

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.06	13.83	107,765
2011	12.48	12.06	112,751
2010	10.84	12.48	123,952
2009	8.30	10.84	126,166
2008	13.51	8.30	96,527
2007	12.23	13.51	92,839
2006	10.89	12.23	82,347
2005*	10.00	10.89	46,368

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.45	13.16	100,956
2011	12.35	12.45	62,294
2010	11.58	12.35	82,641
2009	10.16	11.58	69,083
2008	11.44	10.16	49,291
2007	10.86	11.44	47,634
2006	10.23	10.86	88,540
2005*	10.00	10.23	71,044

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	11.81	12.36	519,005
2011	11.63	11.81	597,264
2010	10.91	11.63	498,295
2009	9.97	10.91	463,717
2008	10.95	9.97	223,645
2007	10.42	10.95	63,748
2006*	10.00	10.42	25,441

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	11.14	12.17	855,822
2011	11.27	11.14	960,724
2010	10.16	11.27	1,024,244
2009	8.61	10.16	1,055,954
2008	11.20	8.61	729,869
2007	10.55	11.20	580,057
2006*	10.00	10.55	220,326

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.97	11.04	351,894
2011	10.28	9.97	360,440
2010	9.10	10.26	423,922
2009	7.49	9.10	383,941
2008*	10.00	7.49	148,975

* Period from 5/1/2008 to 12/31/2008

EVA7

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.34	11.62	619,343
2011	10.74	10.34	627,252
2010	9.47	10.74	689,327
2009	7.67	9.47	751,023
2008	11.38	7.67	665,891
2007	10.64	11.38	553,969
2006*	10.00	10.64	262,663

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	9.73	11.01	144,339
2011	10.35	9.73	270,776
2010	8.98	10.35	337,916
2009	7.04	8.98	327,445
2008	11.49	7.04	317,517
2007	10.66	11.49	304,622
2006*	10.00	10.66	308,436

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	18.19	21.40	548,315
2011	18.05	18.19	575,498
2010	15.84	18.05	642,298
2009	12.55	15.84	719,619
2008	21.71	12.55	839,275
2007	19.52	21.71	991,270
2006	17.38	19.52	1,185,337
2005	16.28	17.38	1,412,491
2004	15.51	16.28	1,794,045
2003	12.63	15.51	2,068,732

EVA7

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	13.31	15.79	404,800
2011	13.11	13.31	396,299
2010	10.68	13.11	409,369
2009	7.38	10.68	451,797
2008	16.55	7.38	454,679
2007	13.54	16.55	598,676
2006	12.94	13.54	679,611
2005	11.98	12.94	927,911
2004	11.27	11.98	1,078,487
2003	8.75	11.27	1,094,087

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.13	14.25	51,340
2011	12.13	12.13	32,157
2010	10.19	12.13	22,575
2009	7.09	10.19	23,382
2008	12.91	7.09	24,988
2007	10.61	12.91	55,686
2006	10.58	10.61	33,503
2005*	10.00	10.58	123,669

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.75	11.92	26,206
2011	11.91	10.75	23,873
2010	9.61	11.91	48,104
2009	6.93	9.61	34,231
2008	13.64	6.93	58,927
2007	11.70	13.64	80,845
2006	10.87	11.70	33,634
2005*	10.00	10.87	28,781

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	62.39	70.98	483,987
2011	62.77	62.39	530,587
2010	50.96	62.77	598,574
2009	40.04	50.96	666,894
2008	76.40	40.04	744,563
2007	60.67	76.40	886,937
2006	57.23	60.67	1,068,219
2005	54.53	57.23	1,312,296
2004	53.18	54.53	1,586,764
2003	40.35	53.18	1,886,270

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	15.43	18.49	452,863
2011	14.36	15.43	333,701
2010	12.34	14.36	245,639
2009	9.38	12.34	306,816
2008	13.95	9.38	322,541
2007	12.76	13.95	399,765
2006	12.09	12.76	530,350
2005	10.42	12.09	753,832
2004	9.64	10.42	660,277
2003	8.36	9.64	487,009

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	39.76	45.05	275,209
2011	38.52	39.76	286,649
2010	34.12	38.52	325,167
2009	23.89	34.12	365,604
2008	32.11	23.89	344,161
2007	31.49	32.11	427,156
2006	28.54	31.49	556,829
2005	28.01	28.54	697,172
2004	25.76	28.01	874,466
2003	20.41	25.76	943,788

EVA7

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	36.17	41.59	870,169
2011	35.73	36.17	930,567
2010	31.32	35.73	1,049,139
2009	24.93	31.32	1,218,469
2008	39.90	24.93	1,346,320
2007	38.15	39.90	1,491,155
2006	33.23	38.15	1,861,687
2005	31.95	33.23	2,253,883
2004	29.12	31.95	2,529,910
2003	22.86	29.12	2,511,912

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	20.96	24.92	117,928
2011	22.16	20.96	141,798
2010	17.04	22.16	140,403
2009	12.25	17.04	118,794
2008	20.53	12.25	133,001
2007	17.50	20.53	153,025
2006	15.25	17.50	215,769
2005	13.62	15.25	222,978
2004	11.06	13.62	248,003
2003	8.06	11.06	101,600

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.17	12.70	46,529
2011	11.72	10.17	61,303
2010	10.21	11.72	84,910
2009	6.61	10.21	151,001
2008	13.49	6.61	107,594
2007	12.93	13.49	155,090
2006	11.38	12.93	145,334
2005*	10.00	11.38	37,103

* Period from 8/15/2005 to 12/31/2005

EVA7

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	38.05	39.97	722,164
2011	35.73	38.05	809,296
2010	33.41	35.73	893,139
2009	29.11	33.41	1,093,231
2008	30.33	29.11	1,028,083
2007	29.30	30.33	1,205,351
2006	28.30	29.30	1,393,895
2005	27.92	28.30	1,839,613
2004	26.95	27.92	2,019,332
2003	25.82	26.95	2,428,368

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.28	14.64	141,318
2011	13.49	12.28	152,843
2010	10.58	13.49	172,935
2009	5.99	10.58	169,117
2008	11.36	5.99	99,704
2007*	10.00	11.36	42,365

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	23.36	26.61	1,015,440
2011	26.34	23.36	1,195,278
2010	20.61	26.34	1,459,543
2009	14.83	20.61	1,527,299
2008	24.69	14.83	1,609,568
2007	21.53	24.69	2,177,407
2006	19.26	21.53	2,876,316
2005	16.41	19.26	3,490,196
2004	13.24	16.41	3,714,877
2003	9.63	13.24	3,063,106

EVA7

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	21.58	21.44	1,617,863
2011	21.73	21.58	2,005,396
2010	21.86	21.73	2,073,877
2009	21.88	21.86	2,928,357
2008	21.41	21.88	5,481,977
2007	20.51	21.41	3,551,969
2006	19.71	20.51	3,454,632
2005	19.29	19.71	3,417,637
2004	19.21	19.29	3,698,367
2003	19.18	19.21	4,363,388

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	11.56	13.84	194,882
2011	14.06	11.56	241,702
2010	12.54	14.06	301,316
2009	9.98	12.54	342,758
2008	17.91	9.98	412,953
2007	15.39	17.91	545,456
2006	13.14	15.39	654,177
2005	11.12	13.14	527,431
2004*	10.00	11.12	344,160

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	20.91	24.59	182,824
2011	19.50	20.91	167,208
2010	15.07	19.50	186,014
2009	11.03	15.07	166,913
2008	18.50	11.03	178,866
2007	22.66	18.50	220,651
2006	16.71	22.66	658,620
2005	14.63	16.71	679,141
2004	11.00	14.63	677,953
2003*	10.00	11.00	160,097

* Period from 9/26/2003 to 12/31/2003

EVA7

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	16.19	17.75	644,508
2011	15.60	16.19	932,143
2010	14.34	15.60	631,580
2009	11.12	14.34	776,637
2008	12.48	11.12	610,367
2007	11.92	12.48	635,732
2006	11.14	11.92	651,921
2005	10.89	11.14	837,391
2004*	10.00	10.89	528,201

* Period from 4/30/2004 to 12/31/2004

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	13.37	15.59	390,133
2011	14.94	13.37	393,761
2010	11.79	14.94	538,196
2009	6.06	11.79	533,595
2008	12.41	6.06	322,897
2007	10.85	12.41	422,156
2006	10.11	10.85	542,628
2005	9.19	10.11	657,014
2004	9.22	9.19	1,012,717
2003	5.84	9.22	1,298,208

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	8.58	10.24	239,115
2011	8.83	8.58	32,886
2010	7.57	8.83	69,557
2009	5.16	7.57	37,049
2008	9.89	5.16	19,125
2007*	10.00	9.89	8,173

* Period from 5/1/2007 to 12/31/2007

EVA7

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	14.39	15.34	144,472
2011	12.82	14.39	138,736
2010	11.62	12.82	146,513
2009	10.15	11.62	168,775
2008	15.89	10.15	279,074
2007	13.27	15.89	369,586
2006	10.15	13.27	397,752
2005	9.34	10.15	278,269
2004	7.56	9.34	202,533
2003	6.04	7.56	54,773

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	8.92	10.08	49,874
2011	9.77	8.92	32,056
2010	8.95	9.77	42,773
2009	7.05	8.95	70,780
2008	12.84	7.05	98,503
2007	12.37	12.84	123,648
2006	10.83	12.37	171,672
2005*	10.00	10.83	181,140

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	13.67	17.26	235,146
2011	15.11	13.67	254,066
2010	12.03	15.11	306,112
2009	7.70	12.03	345,903
2008	15.88	7.70	400,968
2007	15.15	15.88	582,515
2006	13.12	15.15	627,907
2005	12.89	13.12	854,391
2004	11.38	12.89	1,317,623
2003*	10.00	11.38	760,895

* Period from 9/26/2003 to 12/31/2003

EVA7

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.43	12.50	94,239
2011	10.78	10.43	116,739
2010	9.22	10.78	157,988
2009	6.52	9.22	179,243
2008	12.29	6.52	169,988
2007	12.13	12.29	215,158
2006	10.66	12.13	129,415
2005*	10.00	10.66	57,638

* Period from 8/15/2005 to 12/31/2005

BlackRock Global Allocation V.I. Fund

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012*	9.89	10.13	27,467

* Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Fund

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012*	10.05	10.10	15,000

* Period from 04/30/2012 to 12/31/2012

Templeton Global Bond Securities Fund

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012*	10.00	10.74	19,093

* Period from 04/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.81	14.46	73,491
2011	14.50	12.81	86,235
2010	13.17	14.50	105,756
2009	11.45	13.17	112,560
2008	19.28	11.45	128,364
2007	18.22	19.28	179,986
2006	15.16	18.22	280,321
2005	14.44	15.16	370,679
2004	12.82	14.44	378,809
2003	10.02	12.82	282,897

* Prior to April 30, 2012 the subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

EVA7

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.51	15.18	257,933
2011	15.33	12.51	274,790
2010	12.56	15.33	413,307
2009	7.44	12.56	917,748
2008	14.59	7.44	348,480
2007	11.00	14.59	361,359
2006*	10.00	11.00	167,397

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	28.18	32.97	124,813
2011	26.54	28.18	90,700
2010	24.37	26.54	106,467
2009	18.87	24.37	118,014
2008	22.37	18.87	103,755
2007	21.17	22.37	114,151
2006	19.26	21.17	176,315
2005	17.30	19.26	278,130
2004	15.84	17.30	263,269
2003	12.49	15.84	302,890

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	23.52	27.98	205,599
2011	28.99	23.52	265,920
2010	24.55	28.99	362,415
2009	14.57	24.55	429,192
2008	33.86	14.57	490,538
2007	24.31	33.86	877,714
2006	17.87	24.31	1,010,383
2005	13.45	17.87	1,414,751
2004	11.02	13.45	907,028
2003	7.42	11.02	1,006,217

EVA7

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.57	14.19	74,033
2011	13.15	12.57	81,820
2010	12.55	13.15	106,716
2009	9.54	12.55	166,363
2008	17.37	9.54	217,130
2007	15.28	17.37	323,058
2006	12.31	15.28	414,081
2005	11.17	12.31	364,310
2004	9.60	11.17	329,016
2003	7.59	9.60	263,524

PIMCO VIT CommodityRealReturn® Strategy Portfolio

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012*	10.01	10.16	14,028

* Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	10.62	11.15	497,574
2011	10.59	10.62	441,072
2010	10.14	10.59	499,010
2009*	10.00	10.14	355,229

* Period from 9/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	12.21	13.17	315,350
2011	11.02	12.21	349,845
2010	10.28	11.02	226,518
2009*	10.00	10.28	136,163

* Period from 9/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2012	11.15	12.12	431,094
2011	10.85	11.15	387,284
2010	10.12	10.85	345,406
2009*	10.00	10.12	158,174

* Period from 9/30/2009 to 12/31/2009

EVA7

Any Subaccounts that were not part of the Variable Account in 2012 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EVA7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0413
1.756512.114

EVA7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59½ will be subject to a 10% non- deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70½. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

(c) Single sum payment; or

FVA-91200

Not Part of the Prospectus

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70½; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59½ at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25. As further described in the prospectus, the following are all the charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

FVA-91200

Not Part of the Prospectus

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2013

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2013, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	(Click Here)
Accumulation Units	(Click Here)
Fixed Annuity Income Payments	(Click Here)
Exchanges Among Subaccounts After the Annuity Date	(Click Here)
Unavailability of Annuity Income Options in Certain Circumstances	(Click Here)
IRS Required Distributions	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EVA7-PTB-0413
1.756513.114

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude, LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met. (1) If an annuity income option is selected by the designated beneficiary and if annuity income payments begin within one year of the Owner's death, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70½. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners or same sex spouses. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary/surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2012 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2012, 2011 and 2010

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 7

Balance Sheets 8

Statements of Comprehensive Income 9

Statements of Stockholder's Equity 10

Statements of Cash Flows 11

Notes to Financial Statements 8 - 25

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 17, 2013

BALANCE SHEETS

(in thousands, except share data)

December 31, 2012 and 2011

ASSETS	2012	2011
Investments:		
Debt securities, available-for-sale, at fair value		
(Amortized cost of $85,995 in 2012 and $78,132 in 2011)	$ 88,391	$ 79,078
Policy loans	35	33
Total investments	88,426	79,111
Cash and cash equivalents	16,395	17,296
Accrued investment income	600	358
Deferred policy acquisition costs	41,949	38,367
Reinsurance deposit and receivables	98,681	104,536
Other assets	1,204	1,019
Income taxes receivable	1,736	1,126
Separate account assets	1,818,442	1,565,352
Total assets	$ 2,067,433	$ 1,807,165
LIABILITIES		
Future contract and policy benefits	$ 102,977	$ 96,027
Contract holder deposit funds	39,104	41,801
Payable to parent and affiliates	547	429
Investment trades payable	2	5,436
Other liabilities and accrued expenses	2,617	2,141
Deferred tax liability	7,792	6,397
Separate account liabilities	1,818,442	1,565,352
Total liabilities	1,971,481	1,717,583
Commitments and contingencies (Note 11)		
STOCKHOLDER'S EQUITY		
Common stock, par value $10 per share - 200,000 shares		
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	1,180	444
Retained earnings	79,272	73,638
Total stockholder's equity	95,952	89,582
Total liabilities and stockholder's equity	$ 2,067,433	$ 1,807,165

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Funds and the Blackrock Variable Series Funds. Previously, the Company offered certain portfolios in the Credit Suisse Trust funds. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,254,000 and $860,000 at December 31, 2012 and 2011, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,300,000 and $17,202,000 at December 31, 2012 and 2011, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract-holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2012 and 2011, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 were recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2012 and 2011, respectively. Depreciation expense on these capitalized software development costs were $0, $276,000, and $519,000 in 2012, 2011, and 2010 respectively.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income ("OCI"). The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's results of operations and financial position.

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The Company is currently assessing the impact of this guidance on the Company's financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

3. GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $690,000 and $946,000 at December 31, 2012 and 2011, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 4.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $175,000 and $170,000 at December 31, 2012 and 2011, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 6 1/2 years from issue and age 59 1/2.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

3. GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2012 and 2011:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

There were no realized investment losses as a result of other than temporary impairments in 2012, 2011 or 2010. There were no debt securities that were non-income producing for 2012, 2011 and 2010, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2012 were as follows:

Debt securities that were in a continuous unrealized loss position as of December 31, 2011 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2012 and 2011. The securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2012. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

During 2012 and 2011, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2012, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

At December 31, 2012 and 2011, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2012, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $411,000, respectively. At December 31, 2011, the amortized cost and fair value of a security on deposit with the State of New York was $399,000 and $418,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2012:

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2011:

There were no transfers between Level 1 and Level 2 during 2012 or 2011. There were no Level 3 assets held by the Company during 2012 or 2011. There were no transfers into or out of Level 3 during 2012 or 2011.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company's net deferred tax asset were as follows:

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

The Company paid FILI net federal and state income taxes of $1,825,000, $2,185,000, and $1,585,000 in 2012, 2011, and 2010, respectively, related to the Company's separate-company basis net operating results for the year.

6. INCOME TAXES (CONTINUED):

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more- likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2009. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $648,000, $656,000 and $575,000 during 2012, 2011 and 2010, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2012, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 3% of premiums received in the first policy year for its variable universal life product. The Company compensated FIA in the amount of $5,493,000, $4,689,000, and $4,671,000 in 2012, 2011, and 2010, respectively.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,352,000, $3,492,000, and $3,702,000 in 2012, 2011, and 2010, respectively, for such services. The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $259,000, $237,000, and $207,000 in 2012, 2011, and 2010 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $154,000, $167,000, and $179,000 in 2012, 2011 and 2010, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2012, 2011 and 2010, the Company decreased amortization by $1,920,000, $574,000, and $1,348,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2012). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

10. REINSURANCE (CONTINUED):

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements was as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

(Fidelity Cover Art)
Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2012

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 36,691	$ 58,260	$ 14,761	$ 43,721	$ 46,616	$ 17,105	$ 37,093	$ 9,323
Receivable from EFILI	0	0	1	0	2	0	1	0
Total assets	36,691	58,260	14,762	43,721	46,618	17,105	37,094	9,323
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 36,691	$ 58,260	$ 14,762	$ 43,721	$ 46,618	$ 17,105	$ 37,094	$ 9,323
Net Assets:
Fidelity Retirement Reserves	$ 34,687	$ 0	$ 12,397	$ 0	$ 41,666	$ 0	$ 34,356	$ 0
Fidelity Income Advantage	2,004	0	2,365	0	4,952	0	2,738	0
Fidelity Personal Retirement	0	57,058	0	43,721	0	17,105	0	9,323
Fidelity Freedom Lifetime Income	0	750	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	452	0	0	0	0	0	0
Total net assets	$ 36,691	$ 58,260	$ 14,762	$ 43,721	$ 46,618	$ 17,105	$ 37,094	$ 9,323
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,618	0	275	0	614	0	484	0
Unit Value	$ 21.44	$ 0.00	$ 45.05	$ 0.00	$ 67.83	$ 0.00	$ 70.98	$ 0.00
Fidelity Income Advantage:
Units Outstanding	96	0	54	0	75	0	40	0
Unit Value	$ 20.86	$ 0.00	$ 43.83	$ 0.00	$ 65.99	$ 0.00	$ 69.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,243	0	3,002	0	1,297	0	683
Highest Unit Value	$ 0.00	$ 11.42	$ 0.00	$ 19.81	$ 0.00	$ 20.53	$ 0.00	$ 20.34
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 12.50	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	67	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	45	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.98	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.90	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 7,417	$ 3,028	$ 9,729	$ 34,470	$ 55,114	$ 33,573	$ 12,523
Receivable from EFILI	0	1	0	2	0	2	0
Total assets	7,417	3,029	9,729	34,472	55,114	33,575	12,523
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 7,417	$ 3,029	$ 9,729	$ 34,472	$ 55,114	$ 33,575	$ 12,523
Net Assets:
Fidelity Retirement Reserves	$ 7,096	$ 2,698	$ 0	$ 28,863	$ 0	$ 31,135	$ 0
Fidelity Income Advantage	321	331	0	5,609	0	2,440	0
Fidelity Personal Retirement	0	0	9,729	0	55,114	0	12,523
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 7,417	$ 3,029	$ 9,729	$ 34,472	$ 55,114	$ 33,575	$ 12,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	193	195	0	722	0	712	0
Unit Value	$ 36.84	$ 13.84	$ 0.00	$ 39.97	$ 0.00	$ 43.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	9	24	0	144	0	57	0
Unit Value	$ 35.84	$ 13.60	$ 0.00	$ 38.88	$ 0.00	$ 42.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	794	0	4,066	0	857
Highest Value	$ 0.00	$ 0.00	$ 16.40	$ 0.00	$ 14.72	$ 0.00	$ 17.18
Lowest Value	$ 0.00	$ 0.00	$ 11.80	$ 0.00	$ 11.30	$ 0.00	$ 12.11
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 72,693	$ 7,775	$ 3,673	$ 94,754	$ 63,804	$ 12,366	$ 92,719
Receivable from EFILI	0	1	0	3	0	2	0
Total assets	72,693	7,776	3,673	94,757	63,804	12,368	92,719
Liabilities:
Payable to EFILI	0	0	0	0	0	0	1
Total net assets	$ 72,693	$ 7,776	$ 3,673	$ 94,757	$ 63,804	$ 12,368	$ 92,718
Net Assets:
Fidelity Retirement Reserves	$ 36,189	$ 6,954	$ 0	$ 87,753	$ 0	$ 10,384	$ 0
Fidelity Income Advantage	4,074	822	0	7,004	0	1,984	0
Fidelity Personal Retirement	32,430	0	3,673	0	63,804	0	27,497
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	65,221
Total net assets	$ 72,693	$ 7,776	$ 3,673	$ 94,757	$ 63,804	$ 12,368	$ 92,718
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	870	253	0	1,704	0	482	0
Unit Value	$ 41.59	$ 27.44	$ 0.00	$ 51.49	$ 0.00	$ 21.54	$ 0.00
Fidelity Income Advantage:
Units Outstanding	101	31	0	140	0	95	0
Unit Value	$ 40.46	$ 26.69	$ 0.00	$ 50.09	$ 0.00	$ 20.95	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	2,334	0	267	0	4,370	0	1,823
Highest Value	$ 19.29	$ 0.00	$ 18.17	$ 0.00	$ 20.46	$ 0.00	$ 20.47
Lowest Value	$ 13.24	$ 0.00	$ 12.42	$ 0.00	$ 13.35	$ 0.00	$ 12.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,067
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.68
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.33
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,340
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.56
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.24
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 1,327	$ 2,775	$ 13,808	$ 5,725	$ 7,360	$ 6,191	$ 30,497	$ 26,493
Receivable from EFILI	0	0	1	0	0	0	0	0
Total assets	1,327	2,775	13,809	5,725	7,360	6,191	30,497	26,493
Liabilities:
Payable to EFILI	0	0	0	0	1	0	0	0
Total net assets	$ 1,327	$ 2,775	$ 13,809	$ 5,725	$ 7,359	$ 6,191	$ 30,497	$ 26,493
Net Assets:
Fidelity Retirement Reserves	$ 1,205	$ 0	$ 11,733	$ 0	$ 6,390	$ 0	$ 27,019	$ 0
Fidelity Income Advantage	122	0	2,076	0	969	0	3,478	0
Fidelity Personal Retirement	0	2,775	0	5,725	0	6,191	0	26,493
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 1,327	$ 2,775	$ 13,809	$ 5,725	$ 7,359	$ 6,191	$ 30,497	$ 26,493
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	69	0	548	0	405	0	1,015	0
Unit Value	$ 17.42	$ 0.00	$ 21.40	$ 0.00	$ 15.79	$ 0.00	$ 26.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	7	0	100	0	63	0	134	0
Unit Value	$ 17.09	$ 0.00	$ 20.82	$ 0.00	$ 15.36	$ 0.00	$ 25.94	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	184	0	414	0	438	0	1,781
Highest Value	$ 0.00	$ 22.24	$ 0.00	$ 19.60	$ 0.00	$ 24.76	$ 0.00	$ 21.26
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 13.33	$ 0.00	$ 13.37	$ 0.00	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 4,503	$ 5,965	$ 2,338	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Receivable from EFILI	0	0	1	0	0	0	0	0
Total assets	4,503	5,965	2,339	3,450	6,565	7,234	7,606	7,089
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,503	$ 5,965	$ 2,339	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Net Assets:
Fidelity Retirement Reserves	$ 4,059	$ 0	$ 2,216	$ 0	$ 6,080	$ 0	$ 7,013	$ 0
Fidelity Income Advantage	444	0	123	0	485	0	593	0
Fidelity Personal Retirement	0	5,965	0	3,450	0	7,234	0	7,089
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,503	$ 5,965	$ 2,339	$ 3,450	$ 6,565	$ 7,234	$ 7,606	$ 7,089
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	235	0	144	0	390	0	284	0
Unit Value	$ 17.26	$ 0.00	$ 15.34	$ 0.00	$ 15.59	$ 0.00	$ 24.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	26	0	8	0	32	0	25	0
Unit Value	$ 16.94	$ 0.00	$ 14.99	$ 0.00	$ 15.23	$ 0.00	$ 24.16	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	407	0	236	0	441	0	492
Highest Value	$ 0.00	$ 29.15	$ 0.00	$ 15.92	$ 0.00	$ 30.62	$ 0.00	$ 19.51
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 12.71	$ 0.00	$ 13.14	$ 0.00	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,079	$ 6,455	$ 898	$ 2,605
Receivable from EFILI	0	0	0	0	1	0	1	0
Total assets	8,700	9,783	1,472	2,999	3,080	6,455	899	2,605
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,080	$ 6,455	$ 899	$ 2,605
Net Assets:
Fidelity Retirement Reserves	$ 8,375	$ 0	$ 1,368	$ 0	$ 2,939	$ 0	$ 814	$ 0
Fidelity Income Advantage	325	0	104	0	141	0	85	0
Fidelity Personal Retirement	0	9,783	0	2,999	0	6,455	0	2,605
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 8,700	$ 9,783	$ 1,472	$ 2,999	$ 3,080	$ 6,455	$ 899	$ 2,605
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	453	0	157	0	118	0	52	0
Unit Value	$ 18.49	$ 0.00	$ 8.71	$ 0.00	$ 24.92	$ 0.00	$ 15.62	$ 0.00
Fidelity Income Advantage:
Units Outstanding	18	0	12	0	6	0	6	0
Unit Value	$ 18.07	$ 0.00	$ 8.52	$ 0.00	$ 24.35	$ 0.00	$ 15.26	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	588	0	345	0	420	0	178
Unit Value	$ 0.00	$ 22.95	$ 0.00	$ 18.40	$ 0.00	$ 24.53	$ 0.00	$ 26.30
Highest Value	$ 0.00	$ 15.60	$ 0.00	$ 7.33	$ 0.00	$ 13.88	$ 0.00	$ 14.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 5,056	$ 9,847	$ 13,455	$ 83,125	$ 367	$ 579	$ 722	$ 3,300
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	5,057	9,847	13,455	83,125	367	579	722	3,300
Liabilities:
Payable to EFILI	0	0	1	0	1	0	0	0
Total net assets	$ 5,057	$ 9,847	$ 13,454	$ 83,125	$ 366	$ 579	$ 722	$ 3,300
Net Assets:
Fidelity Retirement Reserves	$ 4,496	$ 0	$ 11,440	$ 0	$ 312	$ 0	$ 591	$ 0
Fidelity Income Advantage	561	0	2,014	0	54	0	131	0
Fidelity Personal Retirement	0	9,847	0	83,125	0	579	0	3,300
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,057	$ 9,847	$ 13,454	$ 83,125	$ 366	$ 579	$ 722	$ 3,300
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	183	0	645	0	26	0	47	0
Unit Value	$ 24.59	$ 0.00	$ 17.75	$ 0.00	$ 11.92	$ 0.00	$ 12.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	23	0	116	0	5	0	10	0
Unit Value	$ 24.13	$ 0.00	$ 17.44	$ 0.00	$ 11.74	$ 0.00	$ 12.51	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	620	0	5,667	0	48	0	243
Highest Value	$ 0.00	$ 33.85	$ 0.00	$ 17.24	$ 0.00	$ 20.55	$ 0.00	$ 24.99
Lowest Value	$ 0.00	$ 13.86	$ 0.00	$ 11.82	$ 0.00	$ 11.67	$ 0.00	$ 12.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 595	$ 1,053	$ 1,291	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	596	1,053	1,291	4,083	832	2,844	1,329	3,496
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 596	$ 1,053	$ 1,290	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Net Assets:
Fidelity Retirement Reserves	$ 503	$ 0	$ 1,178	$ 0	$ 731	$ 0	$ 1,329	$ 0
Fidelity Income Advantage	93	0	112	0	101	0	0	0
Fidelity Personal Retirement	0	1,053	0	4,083	0	2,844	0	3,496
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 596	$ 1,053	$ 1,290	$ 4,083	$ 832	$ 2,844	$ 1,329	$ 3,496
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	50	0	94	0	51	0	101	0
Unit Value	$ 10.08	$ 0.00	$ 12.50	$ 0.00	$ 14.25	$ 0.00	$ 13.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	9	0	9	0	7	0	0	0
Unit Value	$ 9.93	$ 0.00	$ 12.32	$ 0.00	$ 14.03	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	96	0	297	0	187	0	258
Highest Value	$ 0.00	$ 17.28	$ 0.00	$ 24.10	$ 0.00	$ 23.20	$ 0.00	$ 13.84
Lowest Value	$ 0.00	$ 10.02	$ 0.00	$ 12.45	$ 0.00	$ 14.24	$ 0.00	$ 11.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Receivable from EFILI	0	0	0	0	0	0
Total assets	233	1,761	1,380	5,620	3,195	7,378
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Net Assets:
Fidelity Retirement Reserves	$ 233	$ 0	$ 1,380	$ 0	$ 3,195	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,761	0	5,620	0	7,378
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 233	$ 1,761	$ 1,380	$ 5,620	$ 3,195	$ 7,378
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	17	0	99	0	226	0
Unit Value	$ 13.51	$ 0.00	$ 13.92	$ 0.00	$ 14.11	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	135	0	391	0	515
Highest Value	$ 0.00	$ 16.18	$ 0.00	$ 16.95	$ 0.00	$ 17.25
Lowest Value	$ 0.00	$ 11.81	$ 0.00	$ 14.04	$ 0.00	$ 12.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,224	12,614	569	5,216	1,490	5,204
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Net Assets:
Fidelity Retirement Reserves	$ 2,224	$ 0	$ 569	$ 0	$ 1,490	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	12,614	0	5,216	0	5,204
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,224	$ 12,614	$ 569	$ 5,216	$ 1,490	$ 5,204
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	159	0	40	0	108	0
Unit Value	$ 13.98	$ 0.00	$ 14.18	$ 0.00	$ 13.83	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	897	0	352	0	369
Highest Value	$ 0.00	$ 18.30	$ 0.00	$ 18.86	$ 0.00	$ 19.35
Lowest Value	$ 0.00	$ 12.46	$ 0.00	$ 14.10	$ 0.00	$ 13.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,205	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,234
Receivable from EFILI	1	0	0	0	0	2
Total assets	2,206	560	1,148	6,043	67,733	81,236
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,206	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,236
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 1,065	$ 0	$ 6,417	$ 10,412
Fidelity Income Advantage	0	0	83	0	1,294	4,764
Fidelity Personal Retirement	0	0	0	6,043	59,504	64,508
Fidelity Freedom Lifetime Income	2,206	560	0	0	518	1,552
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,206	$ 560	$ 1,148	$ 6,043	$ 67,733	$ 81,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	95	0	519	856
Unit Value	$ 0.00	$ 0.00	$ 11.23	$ 0.00	$ 12.36	$ 12.17
Fidelity Income Advantage:
Units Outstanding	0	0	8	0	106	397
Unit Value	$ 0.00	$ 0.00	$ 11.08	$ 0.00	$ 12.20	$ 12.00
Fidelity Personal Retirement:
Units Outstanding	0	0	0	463	4,795	4,971
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 21.50	$ 13.30	$ 15.77
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 11.59	$ 11.18	$ 11.93
Fidelity Freedom Lifetime Income:
Units Outstanding	161	40	0	0	45	138
Unit Value	$ 13.66	$ 13.84	$ 0.00	$ 0.00	$ 11.44	$ 11.26
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 133,257	$ 61,953	$ 20,168	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Receivable from EFILI	1	0	1	0	0	0	0
Total assets	133,258	61,953	20,169	2,093	8,104	2,125	4,561
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 133,258	$ 61,953	$ 20,169	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Net Assets:
Fidelity Retirement Reserves	$ 3,885	$ 7,195	$ 1,589	$ 1,633	$ 0	$ 2,069	$ 0
Fidelity Income Advantage	992	2,489	713	460	0	56	0
Fidelity Personal Retirement	33,427	52,269	17,867	0	8,104	0	4,561
Fidelity Freedom Lifetime Income	1,619	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	93,335	0	0	0	0	0	0
Total net assets	$ 133,258	$ 61,953	$ 20,169	$ 2,093	$ 8,104	$ 2,125	$ 4,561
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	352	619	144	112	0	141	0
Unit Value	$ 11.04	$ 11.62	$ 11.01	$ 14.55	$ 0.00	$ 14.64	$ 0.00
Fidelity Income Advantage:
Units Outstanding	91	217	66	32	0	4	0
Unit Value	$ 10.94	$ 11.46	$ 10.86	$ 14.38	$ 0.00	$ 14.47	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	2,697	4,170	1,441	0	550	0	289
Highest Value	$ 16.66	$ 17.29	$ 18.22	$ 0.00	$ 18.69	$ 0.00	$ 30.47
Lowest Value	$ 11.33	$ 12.05	$ 11.42	$ 0.00	$ 13.93	$ 0.00	$ 13.90
Fidelity Freedom Lifetime Income:
Units Outstanding	145	0	0	0	0	0	0
Unit Value	$ 11.14	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,052	0	0	0	0	0	0
Highest Value	$ 16.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.70	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,629	0	0	0	0	0	0
Highest Value	$ 15.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,717	$ 28,998
Receivable from EFILI	0	0	0	0	1	1
Total assets	2,465	761	911	2,335	11,718	28,999
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,718	$ 28,999
Net Assets:
Fidelity Retirement Reserves	$ 2,448	$ 0	$ 876	$ 0	$ 5,753	$ 4,115
Fidelity Income Advantage	17	0	35	0	310	444
Fidelity Personal Retirement	0	761	0	2,335	5,655	24,440
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,465	$ 761	$ 911	$ 2,335	$ 11,718	$ 28,999
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	239	0	109	0	206	125
Unit Value	$ 10.24	$ 0.00	$ 8.03	$ 0.00	$ 27.98	$ 32.97
Fidelity Income Advantage:
Units Outstanding	2	0	4	0	11	14
Unit Value	$ 10.12	$ 0.00	$ 7.96	$ 0.00	$ 27.22	$ 32.08
Fidelity Personal Retirement:
Units Outstanding	0	60	0	236	437	1,619
Highest Value	$ 0.00	$ 25.48	$ 0.00	$ 21.89	$ 23.05	$ 19.82
Lowest Value	$ 0.00	$ 10.50	$ 0.00	$ 8.21	$ 11.18	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return (a)
Assets:
Investments at market value	$ 3,545	$ 3,037	$ 3,175	$ 1,698	$ 16,730	$ 1,775
Receivable from EFILI	1	1	0	0	0	1
Total assets	3,546	3,038	3,175	1,698	16,730	1,776
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,546	$ 3,038	$ 3,175	$ 1,698	$ 16,730	$ 1,776
Net Assets:
Fidelity Retirement Reserves	$ 1,051	$ 1,063	$ 2,855	$ 1,477	$ 3,915	$ 143
Fidelity Income Advantage	231	142	320	221	174	1
Fidelity Personal Retirement	2,264	1,833	0	0	12,641	1,632
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,546	$ 3,038	$ 3,175	$ 1,698	$ 16,730	$ 1,776
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	74	73	114	57	258	14
Unit Value	$ 14.19	$ 14.46	$ 25.14	$ 25.87	$ 15.18	$ 10.16
Fidelity Income Advantage:
Units Outstanding	17	10	13	9	12	0
Unit Value	$ 13.81	$ 14.07	$ 24.46	$ 25.17	$ 14.97	$ 10.15
Fidelity Personal Retirement:
Units Outstanding	197	182	0	0	866	160
Highest Value	$ 17.92	$ 14.62	$ 0.00	$ 0.00	$ 24.82	$ 10.22
Lowest Value	$ 10.52	$ 9.12	$ 0.00	$ 0.00	$ 11.49	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
Assets:
Investments at market value	$ 57,841	$ 58,974	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Receivable from EFILI	0	1	0	0	0	0
Total assets	57,841	58,975	89,156	8,487	8,276	5,870
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 57,840	$ 58,975	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Net Assets:
Fidelity Retirement Reserves	$ 5,550	$ 4,155	$ 5,226	$ 278	$ 205	$ 152
Fidelity Income Advantage	85	462	138	201	0	0
Fidelity Personal Retirement	52,205	54,358	83,792	8,008	8,071	5,718
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 57,840	$ 58,975	$ 89,156	$ 8,487	$ 8,276	$ 5,870
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	498	315	431	27	19	15
Unit Value	$ 11.15	$ 13.17	$ 12.12	$ 10.13	$ 10.74	$ 10.10
Fidelity Income Advantage:
Units Outstanding	8	35	11	20	0	0
Unit Value	$ 11.08	$ 13.09	$ 12.04	$ 10.11	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	4,686	4,204	7,009	787	748	563
Highest Value	$ 11.36	$ 13.42	$ 12.35	$ 10.18	$ 10.80	$ 10.16
Lowest Value	$ 10.77	$ 12.13	$ 11.32	$ 10.17	$ 10.78	$ 10.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 56	$ 65	$ 837	$ 2,292	$ 1,428	$ 512
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	290	0	91	0	315	0
Administrative and other charges	19	0	6	0	21	0
Total expenses	309	0	97	0	336	0
Fidelity Income Advantage:
Mortality and expense risk charges	17	0	19	0	37	0
Administrative and other charges	5	0	6	0	12	0
Total expenses	22	0	25	0	49	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	97	0	47	0	26
Administrative and other charges	0	28	0	17	0	8
Total expenses	0	125	0	64	0	34
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	3	0	0	0	0
Total expenses	331	129	122	64	385	34
Net investment income (loss)	(275)	(64)	715	2,228	1,043	478
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	122	488	(584)	181
Realized gain distributions	0	0	0	0	2,935	1,012
Net realized gain (loss) on investments	0	0	122	488	2,351	1,193
Unrealized appreciation (depreciation)	0	0	971	1,425	3,645	666
Net increase (decrease) in net assets from operations	$ (275)	$ (64)	$ 1,808	$ 4,141	$ 7,039	$ 2,337
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 225	$ 49	$ 140	$ 57	$ 175	$ 805	$ 1,268
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	266	0	52	21	0	224	0
Administrative and other charges	18	0	3	1	0	15	0
Total expenses	284	0	55	22	0	239	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	2	3	0	43	0
Administrative and other charges	7	0	1	1	0	15	0
Total expenses	29	0	3	4	0	58	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	17	0	0	16	0	85
Administrative and other charges	0	4	0	0	4	0	26
Total expenses	0	21	0	0	20	0	111
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	313	21	58	26	20	297	111
Net investment income (loss)	(88)	28	82	31	155	508	1,157
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(790)	215	(294)	(327)	(115)	52	423
Realized gain distributions	0	0	24	10	31	929	1,417
Net realized gain (loss) on investments	(790)	215	(270)	(317)	(84)	981	1,840
Unrealized appreciation (depreciation)	5,721	888	1,478	844	1,550	250	(285)
Net increase (decrease) in net assets from operations	$ 4,843	$ 1,131	$ 1,290	$ 558	$ 1,621	$ 1,739	$ 2,712
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 515	$ 185	$ 1,505	$ 109	$ 48	$ 1,266	$ 803
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	240	0	268	52	0	671	0
Administrative and other charges	16	0	18	3	0	45	0
Total expenses	256	0	286	55	0	716	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	29	6	0	53	0
Administrative and other charges	6	0	10	2	0	18	0
Total expenses	25	0	39	8	0	71	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	47	0	6	0	103
Administrative and other charges	0	6	14	0	2	0	30
Total expenses	0	29	61	0	8	0	133
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	281	29	386	63	8	787	133
Net investment income (loss)	234	156	1,119	46	40	479	670
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(179)	166	369	(56)	23	191	566
Realized gain distributions	247	94	852	28	13	0	0
Net realized gain (loss) on investments	68	260	1,221	(28)	36	191	566
Unrealized appreciation (depreciation)	3,441	1,051	7,098	1,023	463	13,064	7,154
Net increase (decrease) in net assets from operations	$ 3,743	$ 1,467	$ 9,438	$ 1,041	$ 539	$ 13,734	$ 8,390
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 210	$ 1,481	$ 8	$ 15	$ 304	$ 120
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	79	0	7	0	85	0
Administrative and other charges	5	0	0	0	6	0
Total expenses	84	0	7	0	91	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	1	0	16	0
Administrative and other charges	5	0	0	0	5	0
Total expenses	20	0	1	0	21	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	43	0	4	0	8
Administrative and other charges	0	12	0	1	0	3
Total expenses	0	55	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	608	0	0	0	0
Administrative and other charges	0	167	0	0	0	0
Total expenses	0	775	0	0	0	0
Total expenses	104	830	8	5	112	11
Net investment income (loss)	106	651	0	10	192	109
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	1,779	6	69	(82)	277
Realized gain distributions	607	4,345	0	0	7	3
Net realized gain (loss) on investments	656	6,124	6	69	(75)	280
Unrealized appreciation (depreciation)	873	4,580	163	311	2,001	437
Net increase (decrease) in net assets from operations	$ 1,635	$ 11,355	$ 169	$ 390	$ 2,118	$ 826
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 30	$ 20	$ 191	$ 143	$ 26	$ 30
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	48	0	215	0	28	0
Administrative and other charges	3	0	14	0	2	0
Total expenses	51	0	229	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	26	0	3	0
Administrative and other charges	2	0	9	0	1	0
Total expenses	9	0	35	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	44	0	8
Administrative and other charges	0	3	0	13	0	2
Total expenses	0	13	0	57	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	60	13	264	57	34	10
Net investment income (loss)	(30)	7	(73)	86	(8)	20
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26	426	(64)	317	(141)	29
Realized gain distributions	0	0	2,396	2,092	0	0
Net realized gain (loss) on investments	26	426	2,332	2,409	(141)	29
Unrealized appreciation (depreciation)	1,105	340	1,842	991	1,089	1,033
Net increase (decrease) in net assets from operations	$ 1,101	$ 773	$ 4,101	$ 3,486	$ 940	$ 1,082
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 64	$ 93	$ 0	$ 0	$ 81	$ 70
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	48	0	62	0
Administrative and other charges	1	0	3	0	4	0
Total expenses	19	0	51	0	66	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	5	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	1	0	5	0	7	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	12	0	12
Administrative and other charges	0	2	0	4	0	4
Total expenses	0	8	0	16	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	8	56	16	73	16
Net investment income (loss)	44	85	(56)	(16)	8	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	121	4	(47)	(525)	(376)
Realized gain distributions	2	2	675	795	0	0
Net realized gain (loss) on investments	13	123	679	748	(525)	(376)
Unrealized appreciation (depreciation)	63	(38)	287	378	869	606
Net increase (decrease) in net assets from operations	$ 120	$ 170	$ 910	$ 1,110	$ 352	$ 284
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 35	$ 31	$ 17	$ 33	$ 41	$ 85
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	0	9	0	28	0
Administrative and other charges	3	0	1	0	2	0
Total expenses	50	0	10	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	2	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	4	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	4	0	8
Administrative and other charges	0	4	0	1	0	3
Total expenses	0	17	0	5	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	54	17	11	5	32	11
Net investment income (loss)	(19)	14	6	28	9	74
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	264	398	23	59	(172)	126
Realized gain distributions	455	537	0	0	0	0
Net realized gain (loss) on investments	719	935	23	59	(172)	126
Unrealized appreciation (depreciation)	311	462	239	445	524	948
Net increase (decrease) in net assets from operations	$ 1,011	$ 1,411	$ 268	$ 532	$ 361	$ 1,148
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 3	$ 7	$ 72	$ 130	$ 473	$ 2,875
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	43	0	83	0
Administrative and other charges	0	0	3	0	6	0
Total expenses	5	0	46	0	89	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	15	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	1	0	5	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	12	0	116
Administrative and other charges	0	1	0	4	0	37
Total expenses	0	4	0	16	0	153
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	6	4	51	16	109	153
Net investment income (loss)	(3)	3	21	114	364	2,722
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	107	451	315	123	616
Realized gain distributions	31	91	92	177	149	887
Net realized gain (loss) on investments	50	198	543	492	272	1,503
Unrealized appreciation (depreciation)	70	135	518	614	557	2,994
Net increase (decrease) in net assets from operations	$ 117	$ 336	$ 1,082	$ 1,220	$ 1,193	$ 7,219
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 7	$ 30	$ 14	$ 25
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	5	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	3	0	5	0	2	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	5	0	1
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	2	0	6	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	2	6	6	3	2
Net investment income (loss)	(4)	(2)	1	24	11	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(54)	(88)	(12)	(51)	(179)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	(54)	(88)	(12)	(51)	(179)
Unrealized appreciation (depreciation)	36	119	241	642	96	290
Net increase (decrease) in net assets from operations	$ 32	$ 63	$ 154	$ 654	$ 56	$ 134
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 22	$ 65	$ 7	$ 23	$ 20	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	5	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	10	0	5	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	4	0	6
Administrative and other charges	0	2	0	2	0	1
Total expenses	0	8	0	6	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	11	8	6	6	9	7
Net investment income (loss)	11	57	1	17	11	43
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(33)	51	15	108	2	11
Realized gain distributions	0	0	0	0	15	45
Net realized gain (loss) on investments	(33)	51	15	108	17	56
Unrealized appreciation (depreciation)	261	609	54	191	27	77
Net increase (decrease) in net assets from operations	$ 239	$ 717	$ 70	$ 316	$ 55	$ 176
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 4	$ 27	$ 26	$ 104	$ 63	$ 139
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	10	0	25	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	2	0	11	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	11	0	13
Administrative and other charges	0	1	0	3	0	3
Total expenses	0	3	0	14	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	3	11	14	27	16
Net investment income (loss)	2	24	15	90	36	123
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2)	0	0	22	9	19
Realized gain distributions	2	23	19	77	58	108
Net realized gain (loss) on investments	0	23	19	99	67	127
Unrealized appreciation (depreciation)	22	89	110	400	260	511
Net increase (decrease) in net assets from operations	$ 24	$ 136	$ 144	$ 589	$ 363	$ 761
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 44	$ 246	$ 10	$ 103	$ 31	$ 106
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	4	0	11	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	18	0	4	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	21	0	9	0	10
Administrative and other charges	0	6	0	2	0	2
Total expenses	0	27	0	11	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	18	27	4	11	12	12
Net investment income (loss)	26	219	6	92	19	94
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	42	5	46	21	41
Realized gain distributions	26	160	6	46	13	43
Net realized gain (loss) on investments	37	202	11	92	34	84
Unrealized appreciation (depreciation)	190	963	56	419	146	459
Net increase (decrease) in net assets from operations	$ 253	$ 1,384	$ 73	$ 603	$ 199	$ 637
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 41	$ 11	$ 22	$ 112	$ 931
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	10	0	51
Administrative and other charges	0	0	1	0	3
Total expenses	0	0	11	0	54
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	10
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	13
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	9	88
Administrative and other charges	0	0	0	3	28
Total expenses	0	0	0	12	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	11	3	0	0	2
Administrative and other charges	2	0	0	0	0
Total expenses	13	3	0	0	2
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	13	3	12	12	185
Net investment income (loss)	28	8	10	100	746
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(1)	6	143	637
Realized gain distributions	41	5	63	336	186
Net realized gain (loss) on investments	42	4	69	479	823
Unrealized appreciation (depreciation)	133	47	120	374	1,648
Net increase (decrease) in net assets from operations	$ 203	$ 59	$ 199	$ 953	$ 3,217
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 996	$ 1,870	$ 927	$ 260	$ 32	$ 118
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	28	51	17	10	0
Administrative and other charges	5	2	3	1	1	0
Total expenses	87	30	54	18	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	36	8	19	6	4	0
Administrative and other charges	12	2	6	2	1	0
Total expenses	48	10	25	8	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	108	53	86	34	0	9
Administrative and other charges	30	16	25	9	0	3
Total expenses	138	69	111	43	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	5	7	0	0	0	0
Administrative and other charges	1	2	0	0	0	0
Total expenses	6	9	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	871	0	0	0	0
Administrative and other charges	0	232	0	0	0	0
Total expenses	0	1,103	0	0	0	0
Total expenses	279	1,221	190	69	16	12
Net investment income (loss)	717	649	737	191	16	106
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	714	2,041	293	(244)	90	338
Realized gain distributions	211	427	176	68	14	52
Net realized gain (loss) on investments	925	2,468	469	(176)	104	390
Unrealized appreciation (depreciation)	5,211	9,791	5,978	2,844	109	203
Net increase (decrease) in net assets from operations	$ 6,853	$ 12,908	$ 7,184	$ 2,859	$ 229	$ 699
(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 18	$ 38	$ 33	$ 10	$ 9	$ 24
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	6	0	7	0
Administrative and other charges	2	0	0	0	0	0
Total expenses	22	0	6	0	7	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	2
Administrative and other charges	0	2	0	1	0	1
Total expenses	0	9	0	2	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	9	6	2	7	3
Net investment income (loss)	(5)	29	27	8	2	21
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(441)	10	20	49	(48)	(165)
Realized gain distributions	186	228	0	0	1	3
Net realized gain (loss) on investments	(255)	238	20	49	(47)	(162)
Unrealized appreciation (depreciation)	271	467	4	83	141	445
Net increase (decrease) in net assets from operations	$ 11	$ 734	$ 51	$ 140	$ 96	$ 304
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)
Income:
Dividends	$ 0	$ 588	$ 68	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	25	8	8
Administrative and other charges	3	2	0	1
Total expenses	50	27	8	9
Fidelity Income Advantage:
Mortality and expense risk charges	3	2	2	1
Administrative and other charges	1	1	0	0
Total expenses	4	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	9	25	4	3
Administrative and other charges	2	8	1	0
Total expenses	11	33	5	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	65	63	15	13
Net investment income (loss)	(65)	525	53	49
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,206)	272	(110)	30
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,206)	272	(110)	30
Unrealized appreciation (depreciation)	3,411	2,536	466	248
Net increase (decrease) in net assets from operations	$ 2,140	$ 3,333	$ 409	$ 327

(b) Fund name change. See note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 2	$ 295
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	12	28
Administrative and other charges	1	1	2
Total expenses	23	13	30
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	2
Administrative and other charges	1	1	1
Total expenses	3	2	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	19
Administrative and other charges	0	0	6
Total expenses	0	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	26	15	58
Net investment income (loss)	(26)	(13)	237
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	(178)	(139)
Realized gain distributions	0	1	187
Net realized gain (loss) on investments	(91)	(177)	48
Unrealized appreciation (depreciation)	603	432	2,714
Net increase (decrease) in net assets from operations	$ 486	$ 242	$ 2,999
(In thousands)	Subaccounts Investing In:
	PVIT- Commodity Real Return (a)	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return	Blackrock- Global Allocation V.I. (a)	FTVIP- Global Bond Securities (a)	FTVIP- U.S. Government (a)
Income:
Dividends	$ 23	$ 1,064	$ 552	$ 1,864	$ 120	$ 92	$ 20
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	40	34	35	1	1	0
Administrative and other charges	0	3	2	2	0	0	0
Total expenses	1	43	36	37	1	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	1	4	1	1	0	0
Administrative and other charges	0	0	1	0	0	0	0
Total expenses	0	1	5	1	1	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1	75	72	103	4	4	3
Administrative and other charges	0	25	24	34	1	1	1
Total expenses	1	100	96	137	5	5	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2	144	137	175	7	6	4
Net investment income (loss)	21	920	415	1,689	113	86	16
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	20	244	1,094	238	28	18	5
Realized gain distributions	62	0	2,982	1,656	24	2	0
Net realized gain (loss) on investments	82	244	4,076	1,894	52	20	5
Unrealized appreciation (depreciation)	(111)	1,860	(357)	2,666	120	363	(8)
Net increase (decrease) in net assets from operations	$ (8)	$ 3,024	$ 4,134	$ 6,249	$ 285	$ 469	$ 13

(a) New Fund. See note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (275)	$ (332)	$ (64)	$ (87)	$ 715	$ 840	$ 2,228	$ 1,431
Net realized gain (loss) on investments	0	0	0	0	122	75	488	53
Unrealized appreciation (depreciation)	0	0	0	0	971	(431)	1,425	(865)
Net increase (decrease) in net assets from operations	(275)	(332)	(64)	(87)	1,808	484	4,141	619
Contract Transactions:
Payments received from contract owners	385	545	110,878	101,463	201	91	5,525	2,086
Transfers between sub-accounts and the fixed account, net	(434)	6,588	(101,364)	(82,564)	(174)	(483)	12,817	2,886
Contract benefits	(748)	(915)	(974)	(1,806)	(303)	(546)	0	0
Contract terminations	(8,256)	(7,922)	(10,439)	(17,827)	(685)	(898)	(634)	(1,264)
Contract maintenance charges	(10)	(11)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	366	0	11	1	22	(3)	1	1
Net increase (decrease) in net assets from contract transactions	(8,697)	(1,715)	(1,888)	(733)	(941)	(1,841)	17,709	3,709
Total increase (decrease) in net assets	(8,972)	(2,047)	(1,952)	(820)	867	(1,357)	21,850	4,328
Net Assets:
Beginning of period	45,663	47,710	60,212	61,032	13,895	15,252	21,871	17,543
End of period	$ 36,691	$ 45,663	$ 58,260	$ 60,212	$ 14,762	$ 13,895	$ 43,721	$ 21,871
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1,043	$ 778	$ 478	$ 275	$ (88)	$ (185)	$ 28	$ 5
Net realized gain (loss) on investments	2,351	(1,451)	1,193	(155)	(790)	(1,079)	215	152
Unrealized appreciation (depreciation)	3,645	802	666	(90)	5,721	1,170	888	(200)
Net increase (decrease) in net assets from operations	7,039	129	2,337	30	4,843	(94)	1,131	(43)
Contract Transactions:
Payments received from contract owners	207	125	800	394	88	106	164	163
Transfers between sub-accounts and the fixed account, net	(2,347)	(2,480)	1,843	1,404	(1,538)	(1,986)	372	1,321
Contract benefits	(1,063)	(878)	(21)	(9)	(528)	(574)	0	0
Contract terminations	(2,489)	(2,635)	(242)	(405)	(1,613)	(2,151)	(146)	(504)
Contract maintenance charges	(8)	(9)	0	0	(9)	(9)	0	0
Other transfers (to) from EFILI, net	19	(43)	0	1	9	(36)	0	1
Net increase (decrease) in net assets from contract transactions	(5,681)	(5,920)	2,380	1,385	(3,591)	(4,650)	390	981
Total increase (decrease) in net assets	1,358	(5,791)	4,717	1,415	1,252	(4,744)	1,521	938
Net Assets:
Beginning of period	45,260	51,051	12,388	10,973	35,842	40,586	7,802	6,864
End of period	$ 46,618	$ 45,260	$ 17,105	$ 12,388	$ 37,094	$ 35,842	$ 9,323	$ 7,802
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 82	$ 42	$ 31	$ 20	$ 155	$ 114
Net realized gain (loss) on investments	(270)	(451)	(317)	(283)	(84)	(94)
Unrealized appreciation (depreciation)	1,478	(1,159)	844	(492)	1,550	(1,944)
Net increase (decrease) in net assets from operations	1,290	(1,568)	558	(755)	1,621	(1,924)
Contract Transactions:
Payments received from contract owners	0	0	30	20	218	236
Transfers between sub-accounts and the fixed account, net	(375)	(651)	(694)	(257)	(718)	926
Contract benefits	(64)	(128)	(43)	(55)	(12)	0
Contract terminations	(249)	(234)	(57)	(375)	(85)	(216)
Contract maintenance charges	(2)	(2)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	(10)	(2)	(1)	1	1
Net increase (decrease) in net assets from contract transactions	(691)	(1,025)	(767)	(669)	(596)	947
Total increase (decrease) in net assets	599	(2,593)	(209)	(1,424)	1,025	(977)
Net Assets:
Beginning of period	6,818	9,411	3,238	4,662	8,704	9,681
End of period	$ 7,417	$ 6,818	$ 3,029	$ 3,238	$ 9,729	$ 8,704
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 508	$ 885	$ 1,157	$ 1,377	$ 234	$ 396	$ 156	$ 217
Net realized gain (loss) on investments	981	939	1,840	1,304	68	(139)	260	132
Unrealized appreciation (depreciation)	250	419	(285)	(46)	3,441	(1,379)	1,051	(763)
Net increase (decrease) in net assets from operations	1,739	2,243	2,712	2,635	3,743	(1,122)	1,467	(414)
Contract Transactions:
Payments received from contract owners	197	142	3,964	2,415	65	140	23	571
Transfers between sub-accounts and the fixed account, net	(1,050)	(1,633)	3,678	2,575	(1,087)	(1,050)	(946)	1,704
Contract benefits	(786)	(789)	(8)	0	(817)	(663)	0	0
Contract terminations	(2,313)	(1,147)	(1,276)	(1,535)	(1,902)	(2,292)	(538)	(879)
Contract maintenance charges	(5)	(5)	0	0	(6)	(7)	0	0
Other transfers (to) from EFILI, net	(27)	(43)	2	(1)	49	7	0	0
Net increase (decrease) in net assets from contract transactions	(3,984)	(3,475)	6,360	3,454	(3,698)	(3,865)	(1,461)	1,396
Total increase (decrease) in net assets	(2,245)	(1,232)	9,072	6,089	45	(4,987)	6	982
Net Assets:
Beginning of period	36,717	37,949	46,042	39,953	33,530	38,517	12,517	11,535
End of period	$ 34,472	$ 36,717	$ 55,114	$ 46,042	$ 33,575	$ 33,530	$ 12,523	$ 12,517
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1,119	$ 845	$ 46	$ 63	$ 40	$ 56
Net realized gain (loss) on investments	1,221	1,162	(28)	(69)	36	20
Unrealized appreciation (depreciation)	7,098	(1,178)	1,023	(552)	463	(394)
Net increase (decrease) in net assets from operations	9,438	829	1,041	(558)	539	(318)
Contract Transactions:
Payments received from contract owners	953	1,229	121	36	21	54
Transfers between sub-accounts and the fixed account, net	4,624	(235)	(328)	(387)	8	628
Contract benefits	(590)	(795)	(238)	(145)	0	0
Contract terminations	(2,422)	(2,729)	(298)	(262)	(769)	(378)
Contract maintenance charges	(8)	(9)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	31	(83)	15	(12)	1	0
Net increase (decrease) in net assets from contract transactions	2,588	(2,622)	(730)	(772)	(739)	304
Total increase (decrease) in net assets	12,026	(1,793)	311	(1,330)	(200)	(14)
Net Assets:
Beginning of period	60,667	62,460	7,465	8,795	3,873	3,887
End of period	$ 72,693	$ 60,667	$ 7,776	$ 7,465	$ 3,673	$ 3,873
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 479	$ 162	$ 670	$ 386	$ 106	$ 97	$ 651	$ 555
Net realized gain (loss) on investments	191	(692)	566	484	656	36	6,124	1,218
Unrealized appreciation (depreciation)	13,064	(2,703)	7,154	(2,255)	873	(775)	4,580	(5,980)
Net increase (decrease) in net assets from operations	13,734	(3,233)	8,390	(1,385)	1,635	(642)	11,355	(4,207)
Contract Transactions:
Payments received from contract owners	356	341	1,817	1,542	179	80	1,777	1,049
Transfers between sub-accounts and the fixed account, net	(4,764)	(5,024)	4,172	3,707	(74)	173	4,003	505
Contract benefits	(1,623)	(1,320)	(14)	0	(369)	(371)	(129)	(35)
Contract terminations	(4,653)	(4,134)	(1,339)	(2,513)	(1,019)	(790)	(6,618)	(3,863)
Contract maintenance charges	(22)	(24)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	14	(2)	0	2	29	31	(4)	0
Net increase (decrease) in net assets from contract transactions	(10,692)	(10,163)	4,636	2,738	(1,256)	(879)	(971)	(2,344)
Total increase (decrease) in net assets	3,042	(13,396)	13,026	1,353	379	(1,521)	10,384	(6,551)
Net Assets:
Beginning of period	91,715	105,111	50,778	49,425	11,989	13,510	82,334	88,885
End of period	$ 94,757	$ 91,715	$ 63,804	$ 50,778	$ 12,368	$ 11,989	$ 92,718	$ 82,334
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 0	$ (5)	$ 10	$ (1)	$ 192	$ 118	$ 109	$ 69
Net realized gain (loss) on investments	6	(35)	69	7	(75)	(365)	280	94
Unrealized appreciation (depreciation)	163	15	311	(77)	2,001	344	437	(22)
Net increase (decrease) in net assets from operations	169	(25)	390	(71)	2,118	97	826	141
Contract Transactions:
Payments received from contract owners	0	0	51	8	107	66	311	123
Transfers between sub-accounts and the fixed account, net	526	(194)	845	95	24	(598)	216	1,259
Contract benefits	(6)	(3)	0	0	(295)	(333)	0	(79)
Contract terminations	(34)	(59)	(106)	(84)	(582)	(551)	(37)	(200)
Contract maintenance charges	0	0	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	1	0	0	1	(3)	13	(1)	0
Net increase (decrease) in net assets from contract transactions	487	(256)	790	20	(752)	(1,406)	489	1,103
Total increase (decrease) in net assets	656	(281)	1,180	(51)	1,366	(1,309)	1,315	1,244
Net Assets:
Beginning of period	671	952	1,595	1,646	12,443	13,752	4,410	3,166
End of period	$ 1,327	$ 671	$ 2,775	$ 1,595	$ 13,809	$ 12,443	$ 5,725	$ 4,410
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (30)	$ (42)	$ 7	$ (3)	$ (73)	$ (222)	$ 86	$ (15)
Net realized gain (loss) on investments	26	(52)	426	182	2,332	218	2,409	404
Unrealized appreciation (depreciation)	1,105	179	340	(208)	1,842	(4,194)	991	(3,457)
Net increase (decrease) in net assets from operations	1,101	85	773	(29)	4,101	(4,198)	3,486	(3,068)
Contract Transactions:
Payments received from contract owners	41	16	116	145	91	109	473	893
Transfers between sub-accounts and the fixed account, net	484	314	1,485	1,513	(3,620)	(4,994)	(623)	698
Contract benefits	(109)	(126)	0	(7)	(536)	(513)	(9)	0
Contract terminations	(241)	(356)	(46)	(218)	(865)	(1,864)	(651)	(2,220)
Contract maintenance charges	(1)	(1)	0	0	(7)	(8)	0	0
Other transfers (to) from EFILI, net	0	10	0	(2)	16	18	0	2
Net increase (decrease) in net assets from contract transactions	174	(143)	1,555	1,431	(4,921)	(7,252)	(810)	(627)
Total increase (decrease) in net assets	1,275	(58)	2,328	1,402	(820)	(11,450)	2,676	(3,695)
Net Assets:
Beginning of period	6,084	6,142	3,863	2,461	31,317	42,767	23,817	27,512
End of period	$ 7,359	$ 6,084	$ 6,191	$ 3,863	$ 30,497	$ 31,317	$ 26,493	$ 23,817
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (8)	$ 5	$ 20	$ 32	$ 44	$ 22	$ 85	$ 62
Net realized gain (loss) on investments	(141)	(446)	29	(163)	13	(66)	123	(117)
Unrealized appreciation (depreciation)	1,089	(44)	1,033	(261)	63	265	(38)	366
Net increase (decrease) in net assets from operations	940	(485)	1,082	(392)	120	221	170	311
Contract Transactions:
Payments received from contract owners	21	10	143	44	34	16	138	61
Transfers between sub-accounts and the fixed account, net	28	(387)	956	(227)	214	(38)	(681)	1,959
Contract benefits	(43)	(58)	(9)	0	(26)	(11)	(27)	0
Contract terminations	(295)	(334)	(138)	(121)	(97)	(43)	(283)	(103)
Contract maintenance charges	(1)	(1)	0	0	(25)	0	(3)	0
Other transfers (to) from EFILI, net	1	1	(1)	1	0	2	0	0
Net increase (decrease) in net assets from contract transactions	(289)	(769)	951	(303)	100	(74)	(856)	1,917
Total increase (decrease) in net assets	651	(1,254)	2,033	(695)	220	147	(686)	2,228
Net Assets:
Beginning of period	3,852	5,106	3,932	4,627	2,119	1,972	4,136	1,908
End of period	$ 4,503	$ 3,852	$ 5,965	$ 3,932	$ 2,339	$ 2,119	$ 3,450	$ 4,136
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (56)	$ (67)	$ (16)	$ (18)	$ 8	$ 22	$ 54	$ 69
Net realized gain (loss) on investments	679	714	748	709	(525)	(18)	(376)	193
Unrealized appreciation (depreciation)	287	(1,494)	378	(1,579)	869	(714)	606	(805)
Net increase (decrease) in net assets from operations	910	(847)	1,110	(888)	352	(710)	284	(543)
Contract Transactions:
Payments received from contract owners	28	84	312	545	17	71	87	295
Transfers between sub-accounts and the fixed account, net	89	(1,363)	(840)	342	(1,878)	(508)	(1,062)	71
Contract benefits	(123)	(360)	0	0	(140)	(204)	(32)	0
Contract terminations	(83)	(397)	(124)	(426)	(515)	(379)	(163)	(260)
Contract maintenance charges	(3)	(4)	(2)	(3)	(3)	(8)	(1)	(3)
Other transfers (to) from EFILI, net	5	(26)	1	0	0	(3)	0	1
Net increase (decrease) in net assets from contract transactions	(87)	(2,066)	(653)	458	(2,519)	(1,031)	(1,171)	104
Total increase (decrease) in net assets	823	(2,913)	457	(430)	(2,167)	(1,741)	(887)	(439)
Net Assets:
Beginning of period	5,742	8,655	6,777	7,207	9,773	11,514	7,976	8,415
End of period	$ 6,565	$ 5,742	$ 7,234	$ 6,777	$ 7,606	$ 9,773	$ 7,089	$ 7,976
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (19)	$ (38)	$ 14	$ (11)	$ 6	$ (5)	$ 28	$ 2
Net realized gain (loss) on investments	719	39	935	76	23	(154)	59	(94)
Unrealized appreciation (depreciation)	311	192	462	97	239	(104)	445	(379)
Net increase (decrease) in net assets from operations	1,011	193	1,411	162	268	(263)	532	(471)
Contract Transactions:
Payments received from contract owners	51	26	314	289	15	47	193	51
Transfers between sub-accounts and the fixed account, net	2,556	1,818	1,460	3,466	333	(117)	726	11
Contract benefits	(106)	(42)	0	0	(9)	(11)	0	0
Contract terminations	(236)	(264)	(184)	(254)	(33)	(11)	(61)	(252)
Contract maintenance charges	(1)	(2)	(4)	(2)	(1)	0	0	(1)
Other transfers (to) from EFILI, net	(1)	(9)	0	(1)	1	0	(1)	1
Net increase (decrease) in net assets from contract transactions	2,263	1,527	1,586	3,498	306	(92)	857	(190)
Total increase (decrease) in net assets	3,274	1,720	2,997	3,660	574	(355)	1,389	(661)
Net Assets:
Beginning of period	5,426	3,706	6,786	3,126	898	1,253	1,610	2,271
End of period	$ 8,700	$ 5,426	$ 9,783	$ 6,786	$ 1,472	$ 898	$ 2,999	$ 1,610
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 9	$ (3)	$ 74	$ 56	$ (3)	$ (6)	$ 3	$ 4
Net realized gain (loss) on investments	(172)	(294)	126	104	50	160	198	59
Unrealized appreciation (depreciation)	524	(458)	948	(585)	70	(82)	135	(95)
Net increase (decrease) in net assets from operations	361	(755)	1,148	(425)	117	72	336	(32)
Contract Transactions:
Payments received from contract owners	13	10	61	215	21	0	193	29
Transfers between sub-accounts and the fixed account, net	(191)	787	(1,300)	3,028	279	(3,591)	815	(493)
Contract benefits	(81)	(113)	0	0	(12)	(40)	0	0
Contract terminations	(199)	(91)	(40)	(750)	(59)	(57)	(28)	(8)
Contract maintenance charges	(1)	(2)	0	(2)	0	0	0	(1)
Other transfers (to) from EFILI, net	4	3	1	1	6	3	1	0
Net increase (decrease) in net assets from contract transactions	(455)	594	(1,278)	2,492	235	(3,685)	981	(473)
Total increase (decrease) in net assets	(94)	(161)	(130)	2,067	352	(3,613)	1,317	(505)
Net Assets:
Beginning of period	3,174	3,335	6,585	4,518	547	4,160	1,288	1,793
End of period	$ 3,080	$ 3,174	$ 6,455	$ 6,585	$ 899	$ 547	$ 2,605	$ 1,288
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 12	$ 114	$ 55	$ 364	$ 588	$ 2,722	$ 2,430
Net realized gain (loss) on investments	543	31	492	191	272	547	1,503	1,775
Unrealized appreciation (depreciation)	518	187	614	150	557	(602)	2,994	(1,971)
Net increase (decrease) in net assets from operations	1,082	230	1,220	396	1,193	533	7,219	2,234
Contract Transactions:
Payments received from contract owners	73	16	697	252	206	340	7,660	5,495
Transfers between sub-accounts and the fixed account, net	518	31	1,733	395	(4,041)	5,369	7,406	8,770
Contract benefits	(195)	(32)	0	0	(218)	(265)	(51)	(14)
Contract terminations	(258)	(322)	(109)	(123)	(712)	(824)	(1,743)	(2,614)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	9	7	(2)	0	(8)	20	1	(1)
Net increase (decrease) in net assets from contract transactions	146	(301)	2,319	524	(4,776)	4,637	13,273	11,636
Total increase (decrease) in net assets	1,228	(71)	3,539	920	(3,583)	5,170	20,492	13,870
Net Assets:
Beginning of period	3,829	3,900	6,308	5,388	17,037	11,867	62,633	48,763
End of period	$ 5,057	$ 3,829	$ 9,847	$ 6,308	$ 13,454	$ 17,037	$ 83,125	$ 62,633
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (4)	$ (4)	$ (2)	$ (2)	$ 1	$ (1)	$ 24	$ 19
Net realized gain (loss) on investments	0	(6)	(54)	(1)	(88)	(105)	(12)	(145)
Unrealized appreciation (depreciation)	36	(19)	119	(86)	241	(16)	642	(263)
Net increase (decrease) in net assets from operations	32	(29)	63	(89)	154	(122)	654	(389)
Contract Transactions:
Payments received from contract owners	0	0	1	3	0	0	55	17
Transfers between sub-accounts and the fixed account, net	7	(258)	(153)	(156)	(62)	(235)	113	(113)
Contract benefits	(5)	(9)	0	0	(11)	(24)	0	0
Contract terminations	(1)	(35)	(14)	(30)	(87)	(19)	(51)	(84)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(1)	2	(2)	0	1	(1)	1
Net increase (decrease) in net assets from contract transactions	1	(303)	(164)	(185)	(160)	(277)	116	(179)
Total increase (decrease) in net assets	33	(332)	(101)	(274)	(6)	(399)	770	(568)
Net Assets:
Beginning of period	333	665	680	954	728	1,127	2,530	3,098
End of period	$ 366	$ 333	$ 579	$ 680	$ 722	$ 728	$ 3,300	$ 2,530
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 11	$ 2	$ 23	$ 15	$ 11	$ 3	$ 57	$ 29
Net realized gain (loss) on investments	(51)	(58)	(179)	(35)	(33)	(98)	51	55
Unrealized appreciation (depreciation)	96	23	290	(71)	261	48	609	(164)
Net increase (decrease) in net assets from operations	56	(33)	134	(91)	239	(47)	717	(80)
Contract Transactions:
Payments received from contract owners	0	0	1	28	0	0	47	113
Transfers between sub-accounts and the fixed account, net	174	(90)	(125)	(154)	(43)	(141)	(240)	67
Contract benefits	(15)	(28)	0	0	(41)	(6)	0	(8)
Contract terminations	0	(5)	(22)	(1)	(174)	(263)	(28)	(94)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(4)	0	0	0	2	0	0	0
Net increase (decrease) in net assets from contract transactions	155	(123)	(146)	(127)	(257)	(411)	(221)	78
Total increase (decrease) in net assets	211	(156)	(12)	(218)	(18)	(458)	496	(2)
Net Assets:
Beginning of period	385	541	1,065	1,283	1,308	1,766	3,587	3,589
End of period	$ 596	$ 385	$ 1,053	$ 1,065	$ 1,290	$ 1,308	$ 4,083	$ 3,587
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 1	$ (3)	$ 17	$ (3)	$ 11	$ 7	$ 43	$ 34
Net realized gain (loss) on investments	15	5	108	18	17	3	56	55
Unrealized appreciation (depreciation)	54	(7)	191	(65)	27	(5)	77	(57)
Net increase (decrease) in net assets from operations	70	(5)	316	(50)	55	5	176	32
Contract Transactions:
Payments received from contract owners	0	0	227	57	0	0	28	141
Transfers between sub-accounts and the fixed account, net	351	177	878	549	509	(222)	1,125	131
Contract benefits	(10)	(25)	0	0	0	0	0	(166)
Contract terminations	(12)	(6)	(70)	(5)	(11)	(28)	(70)	(109)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(1)	0	(1)	2	0	0	0	(1)
Net increase (decrease) in net assets from contract transactions	328	146	1,034	603	498	(250)	1,083	(4)
Total increase (decrease) in net assets	398	141	1,350	553	553	(245)	1,259	28
Net Assets:
Beginning of period	434	293	1,494	941	776	1,021	2,237	2,209
End of period	$ 832	$ 434	$ 2,844	$ 1,494	$ 1,329	$ 776	$ 3,496	$ 2,237
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 2	$ 2	$ 24	$ 18	$ 15	$ 18	$ 90	$ 92
Net realized gain (loss) on investments	0	(9)	23	11	19	10	99	44
Unrealized appreciation (depreciation)	22	(2)	89	(39)	110	(43)	400	(181)
Net increase (decrease) in net assets from operations	24	(9)	136	(10)	144	(15)	589	(45)
Contract Transactions:
Payments received from contract owners	0	84	9	151	0	0	254	4
Transfers between sub-accounts and the fixed account, net	(15)	7	466	(428)	(45)	121	(56)	(352)
Contract benefits	0	0	0	0	(38)	0	0	0
Contract terminations	(54)	(132)	(8)	(5)	(80)	(58)	(106)	(3)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	(1)	1	1	1	(1)	0
Net increase (decrease) in net assets from contract transactions	(69)	(40)	466	(281)	(163)	63	91	(351)
Total increase (decrease) in net assets	(45)	(49)	602	(291)	(19)	48	680	(396)
Net Assets:
Beginning of period	278	327	1,159	1,450	1,399	1,351	4,940	5,336
End of period	$ 233	$ 278	$ 1,761	$ 1,159	$ 1,380	$ 1,399	$ 5,620	$ 4,940
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 36	$ 46	$ 123	$ 115	$ 26	$ 28	$ 219	$ 200
Net realized gain (loss) on investments	67	42	127	50	37	41	202	64
Unrealized appreciation (depreciation)	260	(134)	511	(178)	190	(95)	963	(403)
Net increase (decrease) in net assets from operations	363	(46)	761	(13)	253	(26)	1,384	(139)
Contract Transactions:
Payments received from contract owners	11	26	128	120	6	9	101	217
Transfers between sub-accounts and the fixed account, net	41	221	484	178	(70)	(77)	1,006	252
Contract benefits	(1)	0	0	0	0	0	0	0
Contract terminations	(694)	(208)	(71)	(1,201)	(1)	(197)	(41)	(603)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	0	0	(1)	1	0	3
Net increase (decrease) in net assets from contract transactions	(644)	39	541	(903)	(67)	(265)	1,066	(131)
Total increase (decrease) in net assets	(281)	(7)	1,302	(916)	186	(291)	2,450	(270)
Net Assets:
Beginning of period	3,476	3,483	6,076	6,992	2,038	2,329	10,164	10,434
End of period	$ 3,195	$ 3,476	$ 7,378	$ 6,076	$ 2,224	$ 2,038	$ 12,614	$ 10,164
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 6	$ 6	$ 92	$ 75	$ 19	$ 18	$ 94	$ 73
Net realized gain (loss) on investments	11	4	92	36	34	87	84	67
Unrealized appreciation (depreciation)	56	(25)	419	(208)	146	(108)	459	(282)
Net increase (decrease) in net assets from operations	73	(15)	603	(97)	199	(3)	637	(142)
Contract Transactions:
Payments received from contract owners	12	12	52	155	17	20	271	245
Transfers between sub-accounts and the fixed account, net	(5)	(28)	804	919	(69)	(111)	543	353
Contract benefits	0	0	0	0	(15)	(5)	0	0
Contract terminations	0	0	(17)	(11)	0	(87)	(113)	(38)
Contract maintenance charges	0	0	0	0	0	(1)	0	0
Other transfers (to) from EFILI, net	(1)	0	0	1	(2)	0	0	0
Net increase (decrease) in net assets from contract transactions	6	(16)	839	1,064	(69)	(184)	701	560
Total increase (decrease) in net assets	79	(31)	1,442	967	130	(187)	1,338	418
Net Assets:
Beginning of period	490	521	3,774	2,807	1,360	1,547	3,866	3,448
End of period	$ 569	$ 490	$ 5,216	$ 3,774	$ 1,490	$ 1,360	$ 5,204	$ 3,866
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 28	$ 32	$ 8	$ 9	$ 10	$ (5)	$ 100	$ 11
Net realized gain (loss) on investments	42	22	4	0	69	38	479	188
Unrealized appreciation (depreciation)	133	(55)	47	(10)	120	(124)	374	(343)
Net increase (decrease) in net assets from operations	203	(1)	59	(1)	199	(91)	953	(144)
Contract Transactions:
Payments received from contract owners	0	0	0	0	40	4	141	381
Transfers between sub-accounts and the fixed account, net	0	0	0	0	(440)	389	71	959
Contract benefits	(142)	(142)	(43)	(42)	(13)	(8)	0	(55)
Contract terminations	0	0	0	0	(25)	(63)	(173)	(187)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	12	(31)	2	1	2	1	0	0
Net increase (decrease) in net assets from contract transactions	(130)	(173)	(41)	(41)	(436)	323	40	1,098
Total increase (decrease) in net assets	73	(174)	18	(42)	(237)	232	993	954
Net Assets:
Beginning of period	2,133	2,307	542	584	1,385	1,153	5,050	4,096
End of period	$ 2,206	$ 2,133	$ 560	$ 542	$ 1,148	$ 1,385	$ 6,043	$ 5,050
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 746	$ 814	$ 717	$ 966	$ 649	$ 541	$ 737	$ 728
Net realized gain (loss) on investments	823	464	925	832	2,468	2,913	469	530
Unrealized appreciation (depreciation)	1,648	(259)	5,211	(2,389)	9,791	(7,421)	5,978	(3,432)
Net increase (decrease) in net assets from operations	3,217	1,019	6,853	(591)	12,908	(3,967)	7,184	(2,174)
Contract Transactions:
Payments received from contract owners	2,387	1,535	2,145	3,199	1,497	2,703	1,340	1,850
Transfers between sub-accounts and the fixed account, net	6,761	13,159	9,930	5,267	1,543	8,791	(903)	3,596
Contract benefits	(292)	(147)	(1,054)	(1,150)	(178)	(94)	(284)	(298)
Contract terminations	(4,965)	(4,127)	(6,739)	(5,646)	(5,710)	(5,111)	(1,801)	(2,525)
Contract maintenance charges	(4)	(2)	(2)	(3)	(3)	(3)	(1)	(2)
Other transfers (to) from EFILI, net	(22)	7	41	51	8	16	43	3
Net increase (decrease) in net assets from contract transactions	3,865	10,425	4,321	1,718	(2,843)	6,302	(1,606)	2,624
Total increase (decrease) in net assets	7,082	11,444	11,174	1,127	10,065	2,335	5,578	450
Net Assets:
Beginning of period	60,651	49,207	70,062	68,935	123,193	120,858	56,375	55,925
End of period	$ 67,733	$ 60,651	$ 81,236	$ 70,062	$ 133,258	$ 123,193	$ 61,953	$ 56,375
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 191	$ 195	$ 16	$ 8	$ 106	$ 37	$ (5)	$ 12
Net realized gain (loss) on investments	(176)	192	104	23	390	49	(255)	38
Unrealized appreciation (depreciation)	2,844	(1,681)	109	13	203	106	271	(576)
Net increase (decrease) in net assets from operations	2,859	(1,294)	229	44	699	192	11	(526)
Contract Transactions:
Payments received from contract owners	938	696	7	1	488	121	2	20
Transfers between sub-accounts and the fixed account, net	(4,131)	(1,797)	602	961	2,494	2,359	163	201
Contract benefits	(104)	(153)	(52)	(13)	0	0	(47)	(34)
Contract terminations	(1,331)	(1,643)	(62)	(5)	(43)	(64)	(92)	(117)
Contract maintenance charges	(1)	(1)	(1)	(2)	(3)	(4)	(1)	(2)
Other transfers (to) from EFILI, net	10	12	18	6	0	(1)	5	2
Net increase (decrease) in net assets from contract transactions	(4,619)	(2,886)	512	948	2,936	2,411	30	70
Total increase (decrease) in net assets	(1,760)	(4,180)	741	992	3,635	2,603	41	(456)
Net Assets:
Beginning of period	21,929	26,109	1,352	360	4,469	1,866	2,084	2,540
End of period	$ 20,169	$ 21,929	$ 2,093	$ 1,352	$ 8,104	$ 4,469	$ 2,125	$ 2,084
(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 29	$ 55	$ 27	$ 1	$ 8	$ 10	$ 2	$ (1)
Net realized gain (loss) on investments	238	258	20	95	49	23	(47)	(17)
Unrealized appreciation (depreciation)	467	(847)	4	(113)	83	(97)	141	(274)
Net increase (decrease) in net assets from operations	734	(534)	51	(17)	140	(64)	96	(292)
Contract Transactions:
Payments received from contract owners	45	302	2	0	50	89	2	2
Transfers between sub-accounts and the fixed account, net	(234)	(93)	2,139	(278)	(139)	113	(23)	(496)
Contract benefits	0	0	(24)	(2)	0	0	(4)	(14)
Contract terminations	(30)	(315)	(1)	(27)	(40)	(16)	(32)	(19)
Contract maintenance charges	(1)	(1)	0	(1)	0	0	0	(1)
Other transfers (to) from EFILI, net	0	0	4	0	0	1	1	0
Net increase (decrease) in net assets from contract transactions	(220)	(107)	2,120	(308)	(129)	187	(56)	(528)
Total increase (decrease) in net assets	514	(641)	2,171	(325)	11	123	40	(820)
Net Assets:
Beginning of period	4,047	4,688	294	619	750	627	871	1,691
End of period	$ 4,561	$ 4,047	$ 2,465	$ 294	$ 761	$ 750	$ 911	$ 871
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 30	$ (65)	$ (20)	$ 525	$ 412
Net realized gain (loss) on investments	(162)	126	(1,206)	(1,517)	272	196
Unrealized appreciation (depreciation)	445	(1,018)	3,411	(1,556)	2,536	209
Net increase (decrease) in net assets from operations	304	(862)	2,140	(3,093)	3,333	817
Contract Transactions:
Payments received from contract owners	19	311	73	217	2,828	1,357
Transfers between sub-accounts and the fixed account, net	(1,060)	(208)	(2,102)	(2,580)	7,688	2,060
Contract benefits	0	0	(93)	(131)	(23)	(39)
Contract terminations	(27)	(257)	(585)	(661)	(278)	(1,284)
Contract maintenance charges	0	(1)	(1)	(2)	0	0
Other transfers (to) from EFILI, net	(4)	(2)	(7)	5	0	0
Net increase (decrease) in net assets from contract transactions	(1,072)	(157)	(2,715)	(3,152)	10,215	2,094
Total increase (decrease) in net assets	(768)	(1,019)	(575)	(6,245)	13,548	2,911
Net Assets:
Beginning of period	3,103	4,122	12,293	18,538	15,451	12,540
End of period	$ 2,335	$ 3,103	$ 11,718	$ 12,293	$ 28,999	$ 15,451
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 53	$ 31	$ 49	$ 100	$ (26)	$ (27)	$ (13)	$ (15)
Net realized gain (loss) on investments	(110)	(312)	30	17	(91)	(289)	(177)	(152)
Unrealized appreciation (depreciation)	466	147	248	(533)	603	360	432	35
Net increase (decrease) in net assets from operations	409	(134)	327	(416)	486	44	242	(132)
Contract Transactions:
Payments received from contract owners	135	55	8	9	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(94)	(383)	182	(521)	(95)	(619)	(110)	(11)
Contract benefits	(25)	(37)	(14)	(71)	(50)	(35)	(45)	(142)
Contract terminations	(76)	(132)	(36)	(142)	(144)	(169)	(223)	(136)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	(1)
Other transfers (to) from EFILI, net	0	(1)	1	2	(2)	(5)	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(60)	(498)	141	(723)	(292)	(829)	(379)	(291)
Total increase (decrease) in net asset	349	(632)	468	(1,139)	194	(785)	(137)	(423)
Net Assets:
Beginning of period	3,197	3,829	2,570	3,709	2,981	3,766	1,835	2,258
End of period	$ 3,546	$ 3,197	$ 3,038	$ 2,570	$ 3,175	$ 2,981	$ 1,698	$ 1,835
(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I	CST - International Equity Flex III	Lazard - Retirement Emerging Markets
	12/31/11	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (2)	$ 45	$ 237	$ 343
Net realized gain (loss) on investments	(1,778)	(159)	48	(437)
Unrealized appreciation (depreciation)	1,708	(207)	2,714	(3,947)
Net increase (decrease) in net assets from operations	(72)	(321)	2,999	(4,041)
Contract Transactions:
Payments received from contract owners	0	81	751	611
Transfers between sub-accounts and the fixed account, net	(1,020)	(1,437)	(876)	(2,177)
Contract benefits	(6)	(18)	(40)	(176)
Contract terminations	(18)	(108)	(472)	(590)
Contract maintenance charges	0	0	(1)	(2)
Other transfers (to) from EFILI, net	0	0	0	1
Net increase (decrease) in net assets from contract transactions	(1,044)	(1,482)	(638)	(2,333)
Total increase (decrease) in net assets	(1,116)	(1,803)	2,361	(6,374)
Net Assets:
Beginning of period	1,116	1,803	14,369	20,743
End of period	$ 0	$ 0	$ 16,730	$ 14,369

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	PVIT - Commodity Real Return (a)	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/12	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 21	$ 920	$ 711	$ 415	$ 597	$ 1,689	$ 1,248
Net realized gain (loss) on investments	82	244	182	4,076	1,892	1,894	950
Unrealized appreciation (depreciation)	(111)	1,860	(589)	(357)	1,046	2,666	(600)
Net increase (decrease) in net assets from operations	(8)	3,024	304	4,134	3,535	6,249	1,598
Contract Transactions:
Payments received from contract owners	393	3,150	3,743	4,852	3,302	7,347	5,455
Transfers between sub-accounts and the fixed account, net	1,389	2,670	7,029	7,850	12,625	18,001	8,065
Contract benefits	0	(419)	(259)	(122)	(24)	(84)	(57)
Contract terminations	0	(3,142)	(4,016)	(1,277)	(4,129)	(1,595)	(2,291)
Contract maintenance charges	0	(1)	(1)	(2)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	2	(1)	2	8	2	3	4
Net increase (decrease) in net assets from contract transactions	1,784	2,257	6,498	11,309	11,775	23,671	11,175
Total increase (decrease) in net assets	1,776	5,281	6,802	15,443	15,310	29,920	12,773
Net Assets:
Beginning of period	0	52,559	45,757	43,532	28,222	59,236	46,463
End of period	$ 1,776	$ 57,840	$ 52,559	$ 58,975	$ 43,532	$ 89,156	$ 59,236
(In thousands)	Subaccounts Investing In:
	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
	12/31/12	12/31/12	12/31/12
Operations:
Net investment income (loss)	$ 113	$ 86	$ 16
Net realized gain (loss) on investments	52	20	5
Unrealized appreciation (depreciation)	120	363	(8)
Net increase (decrease) in net assets from operations	285	469	13
Contract Transactions:
Payments received from contract owners	1,712	1,324	2,156
Transfers between sub-accounts and the fixed account, net	6,499	6,526	3,778
Contract benefits	(8)	0	0
Contract terminations	(2)	(43)	(77)
Contract maintenance charges	0	0	0
Other transfers (to) from EFILI, net	1	0	0
Net increase (decrease) in net assets from contract transactions	8,202	7,807	5,857
Total increase (decrease) in net assets	8,487	8,276	5,870
Net Assets:
Beginning of period	0	0	0
End of period	$ 8,487	$ 8,276	$ 5,870

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)
Franklin Templeton Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

As of December 31, 2012, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $13,008,000 and 615,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. The Account had no Level 3 activity during 2012.

Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2012 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2012:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 14,370	$ 23,355
VIP - Money Market Investor Class	51,085	53,036
VIP - High Income	3,933	4,170
VIP - High Income Investor Class	29,393	9,456
VIP - Equity Income	4,857	6,582
VIP - Equity Income Investor Class	6,079	2,210
VIP - Growth	754	4,441
VIP - Growth Investor Class	2,240	1,822
VIP - Overseas	176	762
VIP - Overseas, Class R	232	959
VIP - Overseas, Class R Investor Class	1,759	2,170
VIP - Investment Grade Bond	3,541	6,109
VIP - Investment Grade Bond Investor Class	20,124	11,191
VIP - Asset Manager	1,430	4,648
VIP - Asset Manager Investor Class	871	2,082
VIP - Index 500	15,847	11,294
VIP - Asset Manager: Growth	376	1,033
VIP - Asset Manager: Growth Investor Class	614	1,301
VIP - Contrafund	3,058	13,272

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Contrafund Investor Class	$ 11,592	$ 6,286
VIP - Balanced	1,799	2,343
VIP - Balanced Investor Class	14,107	10,081
VIP - Dynamic Capital Appreciation	665	179
VIP - Dynamic Capital Appreciation Investor Class	1,659	858
VIP - Growth & Income	942	1,495
VIP - Growth & Income Investor Class	2,707	2,105
VIP - Growth Opportunities	1,426	1,282
VIP - Growth Opportunities Investor Class	4,688	3,127
VIP - Mid Cap	3,246	5,843
VIP - Mid Cap Investor Class	6,153	4,786
VIP - Value Strategies	529	828
VIP - Value Strategies Investor Class	2,602	1,632
VIP - Utilities	3,210	3,064
VIP - Utilities Investor Class	2,404	3,172
VIP - Technology	2,251	1,718
VIP - Technology Investor Class	4,162	4,037
VIP - Energy	610	3,122
VIP - Energy Investor Class	2,901	4,018
VIP - Health Care	4,771	2,071
VIP - Heath Care Investor Class	5,721	3,584
VIP - Financial Services	862	549
VIP - Financial Services Investor Class	2,075	1,191
VIP - Industrials	2,895	3,312
VIP - Industrials Investor Class	1,326	2,530
VIP - Consumer Discretionary	536	274
VIP - Consumer Discretionary Investor Class	2,289	1,215
VIP - Real Estate	8,549	8,291
VIP - Real Estate Investor Class	5,127	2,516
VIP - Strategic Income	2,438	6,701
VIP - Strategic Income Investor Class	28,143	11,261
VIP - Growth Strategies	177	180
VIP - Growth Strategies Investor Class	494	661
VIP - International Capital Appreciation, Class R	221	380
VIP - International Capital Appreciation Investor Class	1,111	970
VIP - Value Leaders	263	98
VIP - Value Leaders Investor Class	260	383
VIP - Value	185	431
VIP - Value Investor Class	1,082	1,246
VIP - Growth Stock	746	416
VIP - Growth Stock Investor Class	2,303	1,251
VIP - Freedom Income	581	57
VIP - Freedom Income Investor Class	1,447	277
VIP - Freedom 2005	15	80
VIP - Freedom 2005 Investor Class	560	46
VIP - Freedom 2010	80	209
VIP - Freedom 2010 Investor Class	621	362
VIP - Freedom 2015	480	1,030
VIP - Freedom 2015 Investor Class	1,079	308
VIP - Freedom 2020	136	150
VIP - Freedom 2020 Investor Class	1,942	496

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2025	$ 164	$ 145
VIP - Freedom 2025 Investor Class	1,434	457
VIP - Freedom 2030	108	144
VIP - Freedom 2030 Investor Class	1,172	333
VIP - Freedom Lifetime Income I	154	216
VIP - Freedom Lifetime Income II	40	67
VIP - Disciplined Small Cap	412	776
VIP - Disciplined Small Cap Investor Class	1,717	1,242
VIP - Funds Manager 20%	16,610	11,812
VIP - Funds Manager 50%	20,111	14,862
VIP - Funds Manager 60%	9,623	11,390
VIP - Funds Manager 70%	6,916	7,608
VIP - Funds Manager 85%	2,050	6,410
VIP - Consumer Staples	1,258	717
VIP - Consumer Staples Investor Class	6,182	3,088
VIP - Materials	3,116	2,906
VIP - Materials Investor Class	2,349	2,312
VIP - Telecommunications	2,496	349
VIP - Telecommunications Investor Class	652	773
VIP - Emerging Markets Initial	243	297
VIP - Emerging Markets Investor	864	1,912
UIF - Emerging Markets Equity	915	3,695
UIF - Emerging Markets Debt	14,394	3,655
UIF - Global Tactical Asset Allocation	744	754
Invesco - Van Kampen Global Core Equity (b)	594	404
WFAF - Advantage VT Discovery	11	331
WFAF - Advantage VT Opportunity	10	403
CST - US Equity I	0	0
CST - Flex III	0	0
Lazard - Retirement Emerging Markets	4,569	4,779
PVIT - Commodity Real Return (a)	2,436	571
PVIT - Low Duration	16,857	13,679
PVIT - Real Return Portfolio	26,237	11,533
PVIT - Total Return Portfolio	35,901	8,885
Blackrock - Global Allocation V.I. (a)	8,951	613
FTVIP - Global Bond Securities (a)	8,291	395
FTVIP - U.S. Government (a)	7,372	1,500

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2012:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	36,691	$ 36,691	$ $1.00
VIP - Money Market Investor Class	58,260	58,260	$1.00
VIP - High Income	2,541	26,306	$5.81
VIP - High Income Investor Class	7,551	44,793	$5.79
VIP - Equity Income	2,338	58,396	$19.94
VIP - Equity Income Investor Class	860	20,287	$19.89
VIP - Growth	882	45,203	$42.05
VIP - Growth Investor Class	222	9,303	$41.95
VIP - Overseas	461	11,541	$16.09
VIP - Overseas, Class R	189	4,534	$16.05
VIP - Overseas, Class R Investor Class	607	13,239	$16.04
VIP - Investment Grade Bond	2,639	35,564	$13.06
VIP - Investment Grade Bond Investor Class	4,236	55,781	$13.01

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Asset Manager	2,213	$ 37,213	$ $15.17
VIP - Asset Manager Investor Class	829	12,396	$15.11
VIP - Index 500	502	77,556	$144.92
VIP - Asset Manager: Growth	514	8,560	$15.14
VIP - Asset Manager Growth Investor Class	244	3,687	$15.08
VIP - Contrafund	3,584	101,853	$26.44
VIP - Contrafund Investor Class	2,421	69,775	$26.35
VIP - Balanced	785	12,460	$15.76
VIP - Balanced Investor Class	5,913	86,685	$15.68
VIP - Dynamic Capital Appreciation	132	1,310	$10.02
VIP - Dynamic Capital Appreciation Investor Class	277	2,762	$10.01
VIP - Growth & Income	946	15,526	$14.59
VIP - Growth & Income Investor Class	393	5,793	$14.55
VIP - Growth Opportunities	338	7,491	$21.80
VIP - Growth Opportunities Investor Class	285	6,072	$21.72
VIP - Mid Cap	998	32,812	$30.55
VIP - Mid Cap Investor Class	870	28,852	$30.46
VIP - Value Strategies	405	5,604	$11.11
VIP - Value Strategies Investor Class	539	6,578	$11.06
VIP - Utilities	205	2,751	$11.41
VIP - Utilities Investor Class	304	3,690	$11.36
VIP - Technology	636	7,281	$10.33
VIP - Technology Investor Class	705	8,026	$10.26
VIP - Energy	389	10,490	$19.54
VIP - Energy Investor Class	364	9,023	$19.50
VIP - Health Care	561	8,384	$15.51
VIP - Heath Care Investor Class	634	9,327	$15.43
VIP - Financial Services	209	2,513	$7.05
VIP - Financial Services Investor Class	427	3,613	$7.03
VIP - Industrials	182	3,015	$16.88
VIP - Industrials Investor Class	384	6,128	$16.81
VIP - Consumer Discretionary	63	867	$14.24
VIP - Consumer Discretionary Investor Class	183	2,531	$14.21
VIP - Real Estate	294	6,697	$17.22
VIP - Real Estate Investor Class	574	10,357	$17.15
VIP - Strategic Income	1,144	13,257	$11.76
VIP - Strategic Income Investor Class	7,087	82,540	$11.73
VIP - Growth Strategies	40	441	$9.16
VIP - Growth Strategies Investor Class	64	663	$9.09
VIP - International Capital Appreciation, Class R	69	947	$10.50
VIP - International Capital Appreciation Investor Class	316	3,755	$10.43
VIP - Value Leaders	58	757	$10.30
VIP - Value Leaders Investor Class	103	1,424	$10.27
VIP - Value	102	1,478	$12.60
VIP - Value Investor Class	324	4,252	$12.59
VIP - Growth Stock	52	803	$16.01
VIP - Growth Stock Investor Class	179	2,727	$15.90
VIP - Freedom Income	126	1,336	$10.57
VIP - Freedom Income Investor Class	328	3,495	$10.65

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom 2005	22	$ 253	$ $10.56
VIP - Freedom 2005 Investor Class	173	1,851	$10.20
VIP - Freedom 2010	124	1,485	$11.15
VIP - Freedom 2010 Investor Class	532	5,816	$10.57
VIP - Freedom 2015	285	3,400	$11.22
VIP - Freedom 2015 Investor Class	714	7,601	$10.34
VIP - Freedom 2020	198	2,351	$11.21
VIP - Freedom 2020 Investor Class	1,237	13,210	$10.20
VIP - Freedom 2025	51	607	$11.20
VIP - Freedom 2025 Investor Class	499	5,206	$10.45
VIP - Freedom 2030	137	1,642	$10.88
VIP - Freedom 2030 Investor Class	520	5,474	$10.00
VIP - Freedom Lifetime Income I	215	2,391	$10.26
VIP - Freedom Lifetime Income II	54	634	$10.36
VIP - Disciplined Small Cap	95	1,181	$12.03
VIP - Disciplined Small Cap Investor Class	503	5,926	$12.01
VIP - Funds Manager 20%	6,108	65,848	$11.09
VIP - Funds Manager 50%	7,656	80,326	$10.61
VIP - Funds Manager 60%	12,764	116,918	$10.44
VIP - Funds Manager 70%	6,171	64,765	$10.04
VIP - Funds Manager 85%	2,094	22,126	$9.63
VIP - Consumer Staples	149	1,952	$14.03
VIP - Consumer Staples Investor Class	579	7,749	$13.99
VIP - Materials	160	2,212	$13.27
VIP - Materials Investor Class	344	4,534	$13.27
VIP - Telecommunications	266	2,500	$9.27
VIP - Telecommunications Investor Class	83	752	$9.22
VIP - Emerging Markets	104	1,048	$8.75
VIP - Emerging Markets Investor	268	2,607	$8.71
UIF - Emerging Markets Equity	780	17,640	$15.03
UIF - Emerging Markets Debt	3,046	26,890	$9.52
UIF - Global Tactical Asset Allocation	371	5,035	$9.55
Invesco - Van Kampen Global Core Equity (b)	403	2,854	$7.54
WFAF - Advantage VT Discovery	126	4,026	$25.16
WFAF - Advantage VT Opportunity	85	2,368	$20.05
Lazard - Retirement Emerging Markets	761	18,927	$21.99
PVIT - Commodity Real Return (a)	249	1,886	$7.13
PVIT - Low Duration	5,366	56,596	$10.78
PVIT - Real Return Portfolio	4,139	58,202	$14.25
PVIT - Total Return Portfolio	7,719	87,920	$11.55
Blackrock - Global Allocation V.I. (a)	528	8,367	$16.07
FTVIP - Global Bond Securities (a)	425	7,914	$19.47
FTVIP - U.S. Government (a)	441	5,878	$13.31

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Money Market
Units Issued	942	1,868	2	15
Units Redeemed	(1,329)	(1,937)	(20)	(26)
Net Increase (Decrease)	(387)	(69)	(18)	(11)
VIP - High Income
Units Issued	74	113	3	4
Units Redeemed	(86)	(151)	(14)	(11)
Net Increase (Decrease)	(12)	(38)	(11)	(7)
VIP - Equity-Income
Units Issued	10	24	1	1
Units Redeemed	(92)	(116)	(9)	(9)
Net Increase (Decrease)	(82)	(92)	(8)	(8)
VIP - Growth
Units Issued	10	24	0	2
Units Redeemed	(57)	(92)	(5)	(6)
Net Increase (Decrease)	(47)	(68)	(5)	(4)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(20)	(29)	(1)	(2)
Net Increase (Decrease)	(19)	(28)	(1)	(2)
VIP - Overseas, Class R
Units Issued	15	35	0	12
Units Redeemed	(62)	(94)	(15)	(4)
Net Increase (Decrease)	(47)	(59)	(15)	8
VIP - Investment Grade Bond
Units Issued	66	92	2	17
Units Redeemed	(153)	(176)	(18)	(30)
Net Increase (Decrease)	(87)	(84)	(16)	(13)
VIP - Asset Manager
Units Issued	13	39	0	0
Units Redeemed	(95)	(125)	(7)	(9)
Net Increase (Decrease)	(82)	(86)	(7)	(9)
VIP - Index 500
Units Issued	75	73	9	0
Units Redeemed	(136)	(191)	(11)	(13)
Net Increase (Decrease)	(61)	(118)	(2)	(13)
VIP - Asset Manager: Growth
Units Issued	5	10	2	0
Units Redeemed	(32)	(36)	(3)	(4)
Net Increase (Decrease)	(27)	(26)	(1)	(4)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Contrafund
Units Issued	59	85	7	6
Units Redeemed	(263)	(282)	(20)	(32)
Net Increase (Decrease)	(204)	(197)	(13)	(26)
VIP - Balanced
Units Issued	52	68	0	23
Units Redeemed	(100)	(102)	(13)	(39)
Net Increase (Decrease)	(48)	(34)	(13)	(16)
VIP - Dynamic Capital Appreciation
Units Issued	35	8	7	0
Units Redeemed	(12)	(24)	(1)	(2)
Net Increase (Decrease)	23	(16)	6	(2)
VIP - Growth & Income
Units Issued	30	20	3	1
Units Redeemed	(57)	(87)	(14)	(12)
Net Increase (Decrease)	(27)	(67)	(11)	(11)
VIP - Growth Opportunities
Units Issued	90	66	9	11
Units Redeemed	(81)	(79)	(9)	(8)
Net Increase (Decrease)	9	(13)	0	3
VIP - Mid Cap
Units Issued	39	99	1	1
Units Redeemed	(219)	(364)	(16)	(19)
Net Increase (Decrease)	(180)	(265)	(15)	(18)
VIP - Value Strategies
Units Issued	31	47	1	0
Units Redeemed	(50)	(99)	(3)	(4)
Net Increase (Decrease)	(19)	(52)	(2)	(4)
VIP - Utilities
Units Issued	223	41	3	2
Units Redeemed	(218)	(49)	(4)	0
Net Increase (Decrease)	5	(8)	(1)	2
VIP - Technology
Units Issued	113	215	3	13
Units Redeemed	(117)	(359)	(7)	(19)
Net Increase (Decrease)	(4)	(144)	(4)	(6)
VIP - Energy
Units Issued	27	91	2	5
Units Redeemed	(122)	(118)	(11)	(23)
Net Increase (Decrease)	(95)	(27)	(9)	(18)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Health Care
Units Issued	232	164	12	9
Units Redeemed	(113)	(76)	(12)	(4)
Net Increase (Decrease)	119	88	0	5
VIP - Financial Services
Units Issued	96	57	18	2
Units Redeemed	(69)	(70)	(7)	(3)
Net Increase (Decrease)	27	(13)	11	(1)
VIP - Industrials
Units Issued	120	244	1	6
Units Redeemed	(144)	(242)	(5)	(6)
Net Increase (Decrease)	(24)	2	(4)	0
VIP - Consumer Discretionary
Units Issued	36	28	1	1
Units Redeemed	(21)	(297)	0	(4)
Net Increase (Decrease)	15	(269)	1	(3)
VIP - Real Estate
Units Issued	370	43	10	5
Units Redeemed	(354)	(62)	(3)	(3)
Net Increase (Decrease)	16	(19)	7	2
VIP - Strategic Income
Units Issued	118	504	9	6
Units Redeemed	(405)	(204)	(15)	(15)
Net Increase (Decrease)	(287)	300	(6)	(9)
VIP - Growth Strategies
Units Issued	12	7	3	1
Units Redeemed	(10)	(31)	(5)	(2)
Net Increase (Decrease)	2	(24)	(2)	(1)
VIP - International Capital Appreciation, Class R
Units Issued	17	12	1	0
Units Redeemed	(31)	(36)	(1)	(1)
Net Increase (Decrease)	(14)	(24)	0	(1)
VIP - Value Leaders
Units Issued	26	1	0	0
Units Redeemed	(8)	(12)	(2)	(2)
Net Increase (Decrease)	18	(11)	(2)	(2)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Value
Units Issued	13	36	1	4
Units Redeemed	(36)	(77)	(1)	(1)
Net Increase (Decrease)	(23)	(41)	0	3
VIP - Growth Stock
Units Issued	37	24	16	5
Units Redeemed	(18)	(15)	(13)	(3)
Net Increase (Decrease)	19	9	3	2
VIP - Freedom Income
Units Issued	42	22	0	0
Units Redeemed	(3)	(43)	0	0
Net Increase (Decrease)	39	(21)	0	0
VIP - Freedom 2005
Units Issued	1	9	0	0
Units Redeemed	(6)	(13)	0	0
Net Increase (Decrease)	(5)	(4)	0	0
VIP - Freedom 2010
Units Issued	3	21	0	0
Units Redeemed	(15)	(17)	0	0
Net Increase (Decrease)	(12)	4	0	0
VIP - Freedom 2015
Units Issued	29	35	0	0
Units Redeemed	(77)	(33)	0	0
Net Increase (Decrease)	(48)	2	0	0
VIP - Freedom 2020
Units Issued	5	11	0	0
Units Redeemed	(10)	(31)	0	0
Net Increase (Decrease)	(5)	(20)	0	0
VIP - Freedom 2025
Units Issued	11	34	0	0
Units Redeemed	(10)	(36)	0	0
Net Increase (Decrease)	1	(2)	0	0
VIP - Freedom 2030
Units Issued	6	36	0	0
Units Redeemed	(11)	(47)	0	0
Net Increase (Decrease)	(5)	(11)	0	0
VIP - Disciplined Small Cap
Units Issued	32	111	2	5
Units Redeemed	(74)	(81)	(3)	(8)
Net Increase (Decrease)	(42)	30	(1)	(3)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - FundsManager 20%
Units Issued	70	247	0	36
Units Redeemed	(148)	(148)	(13)	(9)
Net Increase (Decrease)	(78)	99	(13)	27
VIP - FundsManager 50%
Units Issued	115	199	5	32
Units Redeemed	(220)	(262)	(43)	(79)
Net Increase (Decrease)	(105)	(63)	(38)	(47)
VIP - FundsManager 60%
Units Issued	58	81	14	51
Units Redeemed	(66)	(145)	(13)	(39)
Net Increase (Decrease)	(8)	(64)	1	12
VIP - FundsManager 70%
Units Issued	74	76	2	20
Units Redeemed	(82)	(138)	(20)	(41)
Net Increase (Decrease)	(8)	(62)	(18)	(21)
VIP - FundsManager 85%
Units Issued	7	53	1	11
Units Redeemed	(134)	(120)	(42)	(15)
Net Increase (Decrease)	(127)	(67)	(41)	(4)
VIP - Consumer Staples
Units Issued	77	82	16	30
Units Redeemed	(42)	(34)	(14)	(2)
Net Increase (Decrease)	35	48	2	28
VIP - Materials
Units Issued	210	217	2	5
Units Redeemed	(222)	(237)	(15)	(3)
Net Increase (Decrease)	(12)	(20)	(13)	2
VIP - Telecommunications
Units Issued	237	45	1	2
Units Redeemed	(31)	(82)	0	(2)
Net Increase (Decrease)	206	(37)	1	0
VIP - Emerging Markets
Units Issued	29	23	1	0
Units Redeemed	(40)	(66)	0	(21)
Net Increase (Decrease)	(11)	(43)	1	(21)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
UIF - Emerging Markets Equity
Units Issued	9	14	0	1
Units Redeemed	(69)	(110)	(6)	(5)
Net Increase (Decrease)	(60)	(96)	(6)	(4)
UIF - Emerging Markets Debt
Units Issued	44	25	8	1
Units Redeemed	(10)	(40)	(2)	(9)
Net Increase (Decrease)	34	(15)	6	(8)
UIF - Global Tactical Asset Allocation
Units Issued	3	6	0	0
Units Redeemed	(11)	(31)	(2)	(2)
Net Increase (Decrease)	(8)	(25)	(2)	(2)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	3	11	0	0
Units Redeemed	(16)	(31)	(1)	(5)
Net Increase (Decrease)	(13)	(20)	(1)	(5)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(10)	(34)	(2)	(1)
Net Increase (Decrease)	(10)	(34)	(2)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(13)	(11)	(3)	(1)
Net Increase (Decrease)	(13)	(11)	(3)	(1)
CST - U.S. Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	0	(102)	0	(4)
Net Increase (Decrease)	0	(101)	0	(4)
CST - International Flex III
Units Issued	0	8	0	8
Units Redeemed	0	(117)	0	(31)
Net Increase (Decrease)	0	(109)	0	(23)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
Lazard - Retirement Emerging Markets
Units Issued	74	259	0	4
Units Redeemed	(91)	(397)	(17)	(29)
Net Increase (Decrease)	(17)	(138)	(17)	(25)
PVIT - Commodity Real Return (a)
Units Issued	14	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	14	0	0	0
PVIT - Low Duration
Units Issued	256	115	0	8
Units Redeemed	(199)	(173)	(1)	(40)
Net Increase (Decrease)	57	(58)	(1)	(32)
PVIT - Real Return
Units Issued	167	275	8	33
Units Redeemed	(202)	(152)	(7)	(1)
Net Increase (Decrease)	(35)	123	1	32
PVIT - Total Return
Units Issued	133	143	1	2
Units Redeemed	(89)	(101)	(2)	(3)
Net Increase (Decrease)	44	42	(1)	(1)
Blackrock - Global Allocation V.I. (a)
Units Issued	33	0	21	0
Units Redeemed	(6)	0	(1)	0
Net Increase (Decrease)	27	0	20	0
FTVIP - Global Bond Securities (a)
Units Issued	29	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	19	0	0	0
FTVIP - U.S. Government (a)
Units Issued	17	0	0	0
Units Redeemed	(2)	0	0	0
Net Increase (Decrease)	15	0	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Money Market Investor Class
Units Issued	14,765	16,537	245	108
Units Redeemed	(14,971)	(16,604)	(194)	(92)
Net Increase (Decrease)	(206)	(67)	51	16
VIP - High Income Investor Class
Units Issued	2,198	1,149	0	0
Units Redeemed	(817)	(831)	0	0
Net Increase (Decrease)	1,381	318	0	0
VIP - Equity-Income Investor Class
Units Issued	409	362	0	0
Units Redeemed	(213)	(247)	0	0
Net Increase (Decrease)	196	115	0	0
VIP - Growth Investor Class
Units Issued	169	219	0	0
Units Redeemed	(136)	(138)	0	0
Net Increase (Decrease)	33	81	0	0
VIP - Overseas, Class R Investor Class
Units Issued	142	263	0	0
Units Redeemed	(198)	(190)	0	0
Net Increase (Decrease)	(56)	73	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,495	1,421	0	0
Units Redeemed	(945)	(1,147)	0	0
Net Increase (Decrease)	550	274	0	0
VIP - Asset Manager Investor Class
Units Issued	41	522	0	0
Units Redeemed	(142)	(409)	0	0
Net Increase (Decrease)	(101)	113	0	0
VIP - Index 500
Units Issued	883	1,001	0	0
Units Redeemed	(491)	(829)	0	0
Net Increase (Decrease)	392	172	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	43	103	0	0
Units Redeemed	(101)	(82)	0	0
Net Increase (Decrease)	(58)	21	0	0
VIP - Contrafund Investor Class
Units Issued	939	1,115	0	0
Units Redeemed	(581)	(861)	0	0
Net Increase (Decrease)	358	254	0	0
VIP - Balanced Investor Class
Units Issued	633	472	0	0
Units Redeemed	(316)	(392)	0	0
Net Increase (Decrease)	317	80	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	125	49	0	0
Units Redeemed	(67)	(49)	0	0
Net Increase (Decrease)	58	0	0	0
VIP - Growth & Income Investor Class
Units Issued	203	184	0	0
Units Redeemed	(166)	(80)	0	0
Net Increase (Decrease)	37	104	0	0
VIP - Growth Opportunities Investor Class
Units Issued	367	204	0	0
Units Redeemed	(255)	(90)	0	0
Net Increase (Decrease)	112	114	0	0
VIP - Mid Cap Investor Class
Units Issued	362	646	0	0
Units Redeemed	(376)	(657)	0	0
Net Increase (Decrease)	(14)	(11)	0	0
VIP - Value Strategies Investor Class
Units Issued	205	112	0	0
Units Redeemed	(136)	(130)	0	0
Net Increase (Decrease)	69	(18)	0	0
VIP - Utilities Investor Class
Units Issued	184	216	0	0
Units Redeemed	(246)	(71)	0	0
Net Increase (Decrease)	(62)	145	0	0
VIP - Technology Investor Class
Units Issued	227	364	0	0
Units Redeemed	(257)	(326)	0	0
Net Increase (Decrease)	(30)	38	0	0
VIP - Energy Investor Class
Units Issued	212	335	0	0
Units Redeemed	(290)	(338)	0	0
Net Increase (Decrease)	(78)	(3)	0	0
VIP - Health Care Investor Class
Units Issued	355	421	0	0
Units Redeemed	(258)	(169)	0	0
Net Increase (Decrease)	97	252	0	0
VIP - Financial Services Investor Class
Units Issued	265	142	0	0
Units Redeemed	(151)	(164)	0	0
Net Increase (Decrease)	114	(22)	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Industrials Investor Class
Units Issued	87	389	0	0
Units Redeemed	(164)	(189)	0	0
Net Increase (Decrease)	(77)	200	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	160	94	0	0
Units Redeemed	(83)	(126)	0	0
Net Increase (Decrease)	77	(32)	0	0
VIP - Real Estate Investor Class
Units Issued	332	266	0	0
Units Redeemed	(177)	(213)	0	0
Net Increase (Decrease)	155	53	0	0
VIP - Strategic Income Investor Class
Units Issued	2,050	2,033	0	0
Units Redeemed	(964)	(1,067)	0	0
Net Increase (Decrease)	1,086	966	0	0
VIP - Growth Strategies Investor Class
Units Issued	43	39	0	0
Units Redeemed	(56)	(56)	0	0
Net Increase (Decrease)	(13)	(17)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	95	45	0	0
Units Redeemed	(91)	(63)	0	0
Net Increase (Decrease)	4	(18)	0	0
VIP - Value Leaders Investor Class
Units Issued	21	36	0	0
Units Redeemed	(40)	(48)	0	0
Net Increase (Decrease)	(19)	(12)	0	0
VIP - Value Investor Class
Units Issued	81	73	0	0
Units Redeemed	(103)	(64)	0	0
Net Increase (Decrease)	(22)	9	0	0
VIP - Growth Stock Investor Class
Units Issued	159	111	0	0
Units Redeemed	(91)	(67)	0	0
Net Increase (Decrease)	68	44	0	0
VIP - Freedom Income Investor Class
Units Issued	104	102	0	0
Units Redeemed	(21)	(102)	0	0
Net Increase (Decrease)	83	0	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Freedom 2005 Investor Class
Units Issued	46	51	0	0
Units Redeemed	(3)	(74)	0	0
Net Increase (Decrease)	43	(23)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	32	10	0	0
Units Redeemed	(25)	(39)	0	0
Net Increase (Decrease)	7	(29)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	63	54	0	0
Units Redeemed	(22)	(124)	0	0
Net Increase (Decrease)	41	(70)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	123	108	0	0
Units Redeemed	(41)	(116)	0	0
Net Increase (Decrease)	82	(8)	0	0
VIP - Freedom 2025 Investor Class
Units Issued	95	100	0	0
Units Redeemed	(32)	(16)	0	0
Net Increase (Decrease)	63	84	0	0
VIP - Freedom 2030 Investor Class
Units Issued	78	64	0	0
Units Redeemed	(24)	(21)	0	0
Net Increase (Decrease)	54	43	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	0
Units Redeemed	0	0	(10)	(14)
Net Increase (Decrease)	0	0	(10)	(14)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	(4)
VIP - Disciplined Small Cap Investor Class
Units Issued	118	259	0	0
Units Redeemed	(110)	(162)	0	0
Net Increase (Decrease)	8	97	0	0
VIP - FundsManager 20%
Units Issued	1,307	1,499	33	0
Units Redeemed	(909)	(767)	(2)	0
Net Increase (Decrease)	398	732	31	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - FundsManager 50%
Units Issued	1,473	1,549	106	11
Units Redeemed	(1,043)	(1,294)	(5)	(3)
Net Increase (Decrease)	430	255	101	8
VIP - FundsManager 60%
Units Issued	518	1,489	49	92
Units Redeemed	(385)	(551)	(9)	(1)
Net Increase (Decrease)	133	938	40	91
VIP - FundsManager 70%
Units Issued	482	946	0	0
Units Redeemed	(579)	(637)	0	0
Net Increase (Decrease)	(97)	309	0	0
VIP - FundsManager 85%
Units Issued	146	328	0	0
Units Redeemed	(388)	(536)	0	0
Net Increase (Decrease)	(242)	(208)	0	0
VIP - Consumer Staples Investor Class
Units Issued	466	293	0	0
Units Redeemed	(262)	(106)	0	0
Net Increase (Decrease)	204	187	0	0
VIP - Materials Investor Class
Units Issued	159	237	0	0
Units Redeemed	(171)	(255)	0	0
Net Increase (Decrease)	(12)	(18)	0	0
VIP - Telecommunications Investor Class
Units Issued	57	108	0	0
Units Redeemed	(66)	(98)	0	0
Net Increase (Decrease)	(9)	10	0	0
VIP - Emerging Markets Investor Class
Units Issued	104	144	0	0
Units Redeemed	(220)	(152)	0	0
Net Increase (Decrease)	(116)	(8)	0	0
UIF - Emerging Markets Equity
Units Issued	66	168	0	0
Units Redeemed	(136)	(203)	0	0
Net Increase (Decrease)	(70)	(35)	0	0
UIF - Emerging Market Debt
Units Issued	943	617	0	0
Units Redeemed	(295)	(362)	0	0
Net Increase (Decrease)	648	255	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
UIF - Global Tactical Asset Allocation
Units Issued	52	38	0	0
Units Redeemed	(45)	(51)	0	0
Net Increase (Decrease)	7	(13)	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	45	23	0	0
Units Redeemed	(19)	(62)	0	0
Net Increase (Decrease)	26	(39)	0	0
CST - International Equity Flex III
Units Issued	0	43	0	0
Units Redeemed	0	(71)	0	0
Net Increase (Decrease)	0	(28)	0	0
Lazard - Retirement Emerging Markets
Units Issued	253	448	0	0
Units Redeemed	(257)	(460)	0	0
Net Increase (Decrease)	(4)	(12)	0	0
PVIT - Commodity Real Return (a)
Units Issued	219	0	0	0
Units Redeemed	(59)	0	0	0
Net Increase (Decrease)	160	0	0	0
PVIT - Low Duration
Units Issued	1,393	2,567	0	0
Units Redeemed	(1,233)	(1,845)	0	0
Net Increase (Decrease)	160	722	0	0
PVIT - Real Return
Units Issued	1,834	1,903	0	0
Units Redeemed	(877)	(1,050)	0	0
Net Increase (Decrease)	957	853	0	0
PVIT - Total Return
Units Issued	2,964	2,260	0	0
Units Redeemed	(939)	(1,243)	0	0
Net Increase (Decrease)	2,025	1,017	0	0
Blackrock - Global Allocation V.I. (a)
Units Issued	845	0	0	0
Units Redeemed	(58)	0	0	0
Net Increase (Decrease)	787	0	0	0
FTVIP - Global Bond Securities (a)
Units Issued	784	0	0	0
Units Redeemed	(36)	0	0	0
Net Increase (Decrease)	748	0	0	0
FTVIP - U.S. Government (a)
Units Issued	712	0	0	0
Units Redeemed	(149)	0	0	0
Net Increase (Decrease)	563	0	0	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2012	2011
VIP - Money Market Investor Class
Units Issued	50	91
Units Redeemed	(29)	(79)
Net Increase (Decrease)	21	12
VIP - Balanced Investor Class
Units Issued	19	14
Units Redeemed	(512)	(344)
Net Increase (Decrease)	(493)	(330)
VIP - FundsManager 60%
Units Issued	24	11
Units Redeemed	(418)	(462)
Net Increase (Decrease)	(394)	(451)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2012	1,714	$21.44	$20.86	$ 36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$ 45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
VIP - Money Market Investor Class
2012	5,355	$10.01	$9.56	$ 58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$ 60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
VIP - High Income
2012	329	$45.05	$43.83	$ 14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$ 13,895	0.80%	1.00%	6.63%	3.20%	2.99%
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
VIP - High Income Investor Class
2012	3,002	$12.50	$19.81	$ 43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$ 21,871	0.10%	0.25%	7.35%	3.72%	3.56%
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
VIP - Equity-Income
2012	689	$67.83	$65.99	$ 46,618	0.80%	1.00%	9.36%	16.36%	16.13%
2011	779	$58.29	$56.83	$ 45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
VIP - Equity-Income Investor Class
2012	1,297	$13.81	$20.53	$ 17,105	0.10%	0.25%	9.88%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$ 12,388	0.10%	0.25%	2.60%	0.79%	0.64%
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2012	524	$70.98	$69.06	$ 37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$ 35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
VIP - Growth Investor Class
2012	683	$14.00	$20.34	$ 9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$ 7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
VIP - Overseas
2012	202	$36.84	$35.84	$ 7,417	0.80%	1.00%	2.29%	19.77%	19.53%
2011	222	$30.76	$29.98	$ 6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
VIP - Overseas, Class R
2012	219	$13.84	$13.60	$ 3,029	0.80%	1.00%	2.16%	19.74%	19.50%
2011	281	$11.56	$11.38	$ 3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
VIP - Overseas, Class R Investor Class
2012	794	$11.80	$16.40	$ 9,729	0.10%	0.25%	2.35%	20.51%	20.33%
2011	850	$9.79	$13.63	$ 8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
VIP - Investment Grade Bond
2012	866	$39.97	$38.88	$ 34,472	0.80%	1.00%	4.90%	5.05%	4.83%
2011	969	$38.05	$37.09	$ 36,717	0.80%	1.00%	3.29%	6.48%	6.26%
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2012	4,066	$11.30	$14.57	$ 55,114	0.10%	0.25%	5.25%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$ 46,042	0.10%	0.25%	3.68%	7.14%	6.98%
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
VIP - Asset Manager
2012	769	$43.70	$42.52	$ 33,575	0.80%	1.00%	2.22%	11.58%	11.35%
2011	858	$39.17	$38.18	$ 33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
VIP - Asset Manager Investor Class
2012	857	$12.11	$17.18	$ 12,523	0.10%	0.25%	2.17%	12.33%	12.16%
2011	958	$10.78	$15.32	$ 12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
VIP - Index 500
2012	3,305	$13.68	$40.46	$ 72,693	0.10%	1.00%	3.47%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$ 60,667	0.10%	1.00%	1.94%	1.94%	1.02%
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
VIP - Asset Manager: Growth
2012	284	$27.44	$26.69	$ 7,776	0.80%	1.00%	1.78%	14.52%	14.29%
2011	312	$23.96	$23.35	$ 7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
VIP - Asset Manager: Growth Investor Class
2012	267	$12.42	$18.17	$ 3,673	0.10%	0.25%	1.67%	15.31%	15.13%
2011	325	$10.77	$15.79	$ 3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2012	1,844	$51.49	$50.09	$ 94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$ 91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
VIP - Contrafund Investor Class
2012	4,370	$13.35	$20.46	$ 63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$ 50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
VIP - Balanced
2012	577	$21.54	$20.95	$ 12,368	0.80%	1.00%	6.59%	14.14%	13.91%
2011	638	$18.87	$18.39	$ 11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
VIP - Balanced Investor Class
2012	7,230	$12.78	$19.56	$ 92,718	0.10%	1.40%	6.50%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$ 82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
VIP - Dynamic Capital Appreciation
2012	76	$17.42	$17.09	$ 1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$ 671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
VIP - Dynamic Capital Appreciation Investor Class
2012	184	$13.94	$22.24	$ 2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$ 1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2012	648	$21.40	$20.82	$ 13,809	0.80%	1.00%	2.33%	17.61%	17.37%
2011	686	$18.19	$17.74	$ 12,443	0.80%	1.00%	1.74%	0.80%	0.59%
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
VIP - Growth & Income Investor Class
2012	414	$14.22	$19.60	$ 5,725	0.10%	0.25%	2.44%	18.34%	18.16%
2011	377	$12.02	$16.58	$ 4,410	0.10%	0.25%	2.09%	1.43%	1.28%
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
VIP - Growth Opportunities
2012	468	$15.79	$15.36	$ 7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$ 6,084	0.80%	1.00%	0.16%	1.48%	1.28%
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
VIP - Growth Opportunities Investor Class
2012	438	$14.87	$24.76	$ 6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$ 3,863	0.10%	0.25%	0.13%	2.08%	1.93%
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
VIP - Mid Cap
2012	1,149	$26.61	$25.94	$ 30,497	0.80%	1.00%	8.10%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$ 31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
VIP - Mid Cap Investor Class
2012	1,781	$11.88	$21.26	$ 26,493	0.10%	0.25%	8.64%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$ 23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2012	261	$17.26	$16.94	$ 4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$ 3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
VIP - Value Strategies Investor Class
2012	407	$14.02	$29.15	$ 5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$ 3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
VIP - Utilities
2012	152	$15.34	$14.99	$ 2,339	0.80%	1.00%	2.65%	6.54%	6.32%
2011	148	$14.39	$14.09	$ 2,119	0.80%	1.00%	1.97%	12.30%	12.07%
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
VIP - Utilities Investor Class
2012	236	$12.71	$15.92	$ 3,450	0.10%	0.25%	2.67%	7.25%	7.09%
2011	298	$11.85	$14.86	$ 4,136	0.10%	0.25%	3.06%	13.00%	12.83%
2010	153	$10.49	$13.17	$ 1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
VIP - Technology
2012	422	$15.59	$15.23	$ 6,565	0.80%	1.00%	9.93%	16.57%	16.34%
2011	430	$13.37	$13.09	$ 5,742	0.80%	1.00%	0.00%	(10.50%)	(10.68%)
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
VIP - Technology Investor Class
2012	441	$13.14	$30.62	$ 7,234	0.10%	0.25%	10.80%	17.40%	17.22%
2011	471	$11.19	$26.12	$ 6,777	0.10%	0.25%	0.00%	(10.01%)	(10.15%)
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2012	309	$24.73	$24.16	$ 7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$ 9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
2010	458	$25.19	$24.72	$ 11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
VIP - Energy Investor Class
2012	492	$13.06	$19.51	$ 7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$ 7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
VIP - Health Care
2012	471	$18.49	$18.07	$ 8,700	0.80%	1.00%	7.39%	19.84%	19.59%
2011	352	$15.43	$15.11	$ 5,426	0.80%	1.00%	0.00%	7.44%	7.23%
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
VIP - Health Care Investor Class
2012	588	$15.60	$22.95	$ 9,783	0.10%	0.25%	6.81%	20.55%	20.37%
2011	491	$12.94	$19.07	$ 6,786	0.10%	0.25%	0.00%	8.15%	7.99%
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
VIP - Financial Services
2012	169	$8.71	$8.52	$ 1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$ 898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
VIP - Financial Services Investor Class
2012	345	$11.68	$18.40	$ 2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$ 1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2012	124	$24.92	$24.35	$ 3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$ 3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
VIP - Industrials Investor Class
2012	420	$13.88	$24.53	$ 6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$ 6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
VIP - Consumer Discretionary
2012	58	$15.62	$15.26	$ 899	0.80%	1.00%	4.56%	20.69%	20.44%
2011	42	$12.94	$12.67	$ 547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
VIP - Consumer Discretionary Investor Class
2012	178	$14.41	$26.30	$ 2,605	0.10%	0.25%	5.11%	21.33%	21.14%
2011	101	$11.88	$21.71	$ 1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
VIP - Real Estate
2012	206	$24.59	$24.13	$ 5,057	0.80%	1.00%	2.62%	17.62%	17.38%
2011	183	$20.91	$20.56	$ 3,829	0.80%	1.00%	1.13%	7.22%	7.01%
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
VIP - Real Estate Investor Class
2012	620	$13.86	$33.85	$ 9,847	0.10%	0.25%	3.82%	18.31%	18.13%
2011	465	$11.72	$28.65	$ 6,308	0.10%	0.25%	1.12%	7.93%	7.76%
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2012	761	$17.75	$17.44	$ 13,454	0.80%	1.00%	4.76%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$ 17,037	0.80%	1.00%	5.34%	3.83%	3.62%
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
VIP - Strategic Income Investor Class
2012	5,667	$11.82	$17.24	$ 83,125	0.10%	0.25%	5.03%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$ 62,633	0.10%	0.25%	4.48%	4.45%	4.29%
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
VIP - Growth Strategies
2012	31	$11.92	$11.74	$ 366	0.80%	1.00%	0.00%	10.81%	10.58%
2011	31	$10.75	$10.61	$ 333	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
VIP - Growth Strategies Investor Class
2012	48	$12.31	$20.55	$ 579	0.10%	0.25%	0.00%	11.56%	11.39%
2011	61	$11.03	$18.45	$ 680	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
VIP - International Capital Appreciation Class R
2012	57	$12.70	$12.51	$ 722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$ 728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
VIP - International Capital Appreciation, Class R Investor Class
2012	243	$13.03	$24.99	$ 3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$ 2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2012	59	$10.08	$9.93	$ 596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$ 385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
VIP - Value Leaders Investor Class
2012	96	$11.92	$17.28	$ 1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$ 1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
2010	127	$11.41	$16.59	$ 1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
VIP - Value
2012	103	$12.50	$12.32	$ 1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$ 1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
VIP - Value Investor Class
2012	297	$13.71	$24.10	$ 4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$ 3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
VIP - Growth Stock
2012	58	$14.25	$14.03	$ 832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$ 434	0.80%	1.00%	-	0.01%	(0.19%)
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
VIP - Growth Stock Investor Class
2012	187	$14.24	$23.20	$ 2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$ 1,494	0.10%	0.25%	-	0.57%	0.42%
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2012	101	$13.16	$13.16	$ 1,329	0.80%	0.80%	3.27%	5.67%	5.67%
2011	62	$12.45	$12.45	$ 776	0.80%	0.80%	1.51%	0.82%	0.82%
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
VIP - Freedom Income Investor Class
2012	258	$11.20	$13.84	$ 3,496	0.10%	0.25%	3.27%	6.44%	6.27%
2011	175	$13.03	$12.70	$ 2,237	0.10%	0.25%	1.71%	1.44%	1.29%
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
VIP - Freedom 2005
2012	17	$13.51	$13.51	$ 233	0.80%	0.80%	1.95%	8.68%	8.68%
2011	22	$12.43	$12.43	$ 278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
VIP - Freedom 2005 Investor Class
2012	135	$11.81	$16.18	$ 1,761	0.10%	0.25%	3.39%	9.50%	9.33%
2011	92	$10.78	$14.80	$ 1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
2010	115	$12.53	$14.83	$ 1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
VIP - Freedom 2010
2012	99	$13.92	$13.92	$ 1,380	0.80%	0.80%	3.26%	10.88%	10.88%
2011	111	$12.55	$12.55	$ 1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
VIP - Freedom 2010 Investor Class
2012	391	$12.14	$16.95	$ 5,620	0.10%	0.25%	3.29%	11.70%	11.54%
2011	384	$10.87	$15.19	$ 4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2012	226	$14.11	$14.11	$ 3,195	0.80%	0.80%	3.62%	11.33%	11.33%
2011	274	$12.68	$12.68	$ 3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
VIP - Freedom 2015 Investor Class
2012	515	$12.20	$17.25	$ 7,378	0.10%	0.25%	3.53%	11.98%	11.82%
2011	474	$10.90	$15.42	$ 6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
VIP - Freedom 2020
2012	159	$13.98	$13.98	$ 2,224	0.80%	0.80%	3.17%	12.47%	12.47%
2011	164	$12.43	$12.43	$ 2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
VIP - Freedom 2020 Investor Class
2012	897	$12.46	$18.30	$ 12,614	0.10%	0.25%	3.44%	13.19%	13.01%
2011	815	$11.01	$16.19	$ 10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
VIP - Freedom 2025
2012	40	$14.18	$14.18	$ 569	0.80%	0.80%	2.98%	14.18%	14.18%
2011	39	$12.42	$12.42	$ 490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
VIP - Freedom 2025 Investor Class
2012	352	$12.68	$18.86	$ 5,216	0.10%	0.25%	3.34%	14.94%	14.77%
2011	289	$11.03	$16.44	$ 3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2012	108	$13.83	$13.83	$ 1,490	0.80%	0.80%	2.97%	14.65%	14.65%
2011	113	$12.06	$12.06	$ 1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
VIP - Freedom 2030 Investor Class
2012	369	$12.78	$19.35	$ 5,204	0.10%	0.25%	3.18%	15.38%	15.21%
2011	315	$11.08	$16.79	$ 3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
VIP - Freedom Lifetime Income I
2012	161	$13.66	$13.66	$ 2,206	0.60%	0.60%	3.75%	9.76%	9.76%
2011	171	$12.45	$12.45	$ 2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
VIP - Freedom Lifetime Income II
2012	40	$13.84	$13.84	$ 560	0.60%	0.60%	2.79%	10.93%	10.93%
2011	43	$12.48	$12.48	$ 542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
VIP - Disciplined Small Cap
2012	103	$11.23	$11.08	$ 1,148	0.80%	1.00%	6.11%	18.05%	17.81%
2011	146	$9.51	$9.40	$ 1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
VIP - Disciplined Small Cap Investor Class
2012	463	$14.51	$21.50	$ 6,043	0.10%	0.25%	7.93%	18.84%	18.66%
2011	455	$12.21	$18.12	$ 5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
VIP - FundsManager 20%
2012	5,465	$11.18	$12.20	$ 67,733	0.10%	1.00%	1.75%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$ 60,651	0.10%	1.00%	1.78%	2.20%	1.29%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
VIP - FundsManager 50%
2012	6,362	$11.93	$12.00	$ 81,236	0.10%	1.00%	1.58%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$ 70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60%
2012	10,966	$12.12	$15.91	$ 133,258	0.10%	1.40%	1.77%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$ 123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
VIP - FundsManager 70%
2012	5,006	$12.38	$11.46	$ 61,953	0.10%	1.00%	1.85%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$ 56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
VIP - FundsManager 85%
2012	1,651	$12.44	$10.86	$ 20,169	0.10%	1.00%	1.54%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$ 21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
VIP - Consumer Staples
2012	144	$14.55	$14.38	$ 2,093	0.80%	1.00%	2.46%	14.47%	14.24%
2011	107	$12.71	$12.59	$ 1,352	0.80%	1.00%	1.92%	7.32%	7.10%
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
VIP - Consumer Staples Investor Class
2012	550	$13.93	$18.69	$ 8,104	0.10%	0.25%	2.96%	15.19%	15.01%
2011	346	$12.09	$16.25	$ 4,469	0.10%	0.25%	1.62%	7.97%	7.80%
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
VIP - Materials
2012	145	$14.64	$14.47	$ 2,125	0.80%	1.00%	7.32%	19.18%	18.94%
2011	170	$12.28	$12.17	$ 2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2012	289	$13.90	$30.47	$ 4,561	0.10%	0.25%	6.11%	19.95%	19.77%
2011	301	$11.59	$25.44	$ 4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
VIP - Telecommunications
2012	241	$10.24	$10.12	$ 2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$ 294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
VIP - Telecommunications Investor Class
2012	60	$13.41	$25.48	$ 761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$ 750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
VIP - Emerging Markets
2012	113	$8.03	$7.96	$ 911	0.80%	1.00%	1.15%	13.45%	13.22%
2011	123	$7.08	$7.03	$ 871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%) (e)
VIP - Emerging Markets Investor Class
2012	236	$10.46	$21.89	$ 2,335	0.10%	0.25%	0.97%	14.03%	13.86%
2011	352	$9.18	$19.22	$ 3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%) (e)
UIF - Emerging Markets Equity
2012	654	$11.18	$27.22	$ 11,718	0.10%	1.00%	0.00%	19.83%	18.75%
2011	790	$9.35	$22.93	$ 12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
UIF - Emerging Markets Debt
2012	1,758	$12.46	$32.08	$ 28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$ 15,451	0.10%	1.00%	3.45%	6.93%	5.97%
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation
2012	288	$12.35	$13.81	$ 3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$ 3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
Invesco - Van Kampen Global Core Equity (b)
2012	265	$11.44	$14.07	$ 3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$ 2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
OMIF - Growth II
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Small Cap
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Select Value
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Columbus Circle Technology & Communications
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Large Cap Growth
2009	-	-	-	$ -	-	-	-	-	-
2008	-	-	-	$ -	-	-	-	-	-
WFAF - Advantage VT Discovery
2012	127	$25.14	$24.46	$ 3,175	0.80%	1.00%	0.00%	16.79%	16.55%
2011	139	$21.52	$20.98	$ 2,981	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2012	66	$25.87	$25.17	$ 1,698	0.80%	1.00%	0.12%	14.59%	14.36%
2011	82	$22.57	$22.01	$ 1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
CST - U.S. Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
CST - International Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
CST - International Equity Flex II
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
CST - International Equity Flex III
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10% (d)
Lazard - Retirement Emerging Markets
2012	1,136	$11.49	$14.97	$ 16,730	0.10%	1.00%	3.01%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$ 14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
SAI - Mid Cap Value
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
SAI - Mid Cap Value Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
SAI - Small Cap Blend Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
PVIT - Commodity Real Return (a)
2012	174	$10.22	$10.15	$ 1,776	0.10%	1.00%	7.62%	2.06%	1.37%
PVIT - Low Duration
2012	5,192	$10.77	$11.08	$ 57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$ 52,559	0.10%	1.00%	1.67%	1.01%	0.10%
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT - Real Return
2012	4,554	$12.13	$13.09	$ 58,975	0.10%	1.00%	6.70%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$ 43,532	0.10%	1.00%	2.00%	11.55%	10.55%
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT - Total Return
2012	7,451	$11.32	$12.04	$ 89,156	0.10%	1.00%	4.83%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$ 59,236	0.10%	1.00%	2.64%	3.50%	2.57%
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62% (c)
Blackrock - Global Allocation V.I. (a)
2012	834	$10.18	$10.11	$ 8,487	0.10%	1.00%	3.44%	2.86%	2.26%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Global Bond Securities (a)
2012	767	$10.80	$10.74	$ 8,276	0.10%	0.80%	2.29%	7.96%	7.39%
FTVIP - U.S. Government (a)
2012	578	$10.16	$10.10	$ 5,870	0.10%	0.80%	0.62%	1.08%	0.54%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2013

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0213
1.540222.115

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2012.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2012.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2012 and 2011.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2012 and 2011.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010.

Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1)Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2)Not Applicable.

(3) (a)Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a)Specimen Variable Annuity Contract. (Note 1)

(b)Endorsement for Unisex Contract. (Note 1)

(c)Endorsement for Qualified Contracts. (Note 1)

(5) (a)Application for Variable Annuity Contract. (Note 1)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corpo rate Services. (Note 1)

(9) Opinion and consent of Edward M. Shea is filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Vari able Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 3)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG IN SURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MAN AGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 3)

(h) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 3)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Compa ny and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Compa ny and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15)Powers of Attorney

(a) Power of Attorney for William R. Ebsworth (Note 6)

(b) Power of Attorney for Kathleen M. Graveline (Note 6)

(c) Power of Attorney for Peter G. Johannsen (Note 6)

(d) Power of Attorney for Malcolm MacKay (Note 6)

(e) Power of Attorney for Kathleen A. Murphy (Note 6)

(f) Power of Attorney for Rodney A. Rohda (Note 6)

(g) Power of Attorney for Roger T. Servison (Note 6)

(h) Power of Attorney for Jon J. Skillman (Note 6)

(i) Power of Attorney for Miles Mei (Note 6)
(j) Power of Attorney for Cyrus Taraporevala is filed here within.

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to this Registration Statement filed electronically on April 27, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 33-24400 filed April 24, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed electronically on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 23 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President
WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

Executive Officers Who Are not Directors

William J. Johnson Jr. Executive Vice President, Investment Product Development and Risk
Management and Actuary

David A. Golino Senior Vice President and Chief Financial Officer
Robert J. Cummings Senior Vice President, Client Services and Sales
Brett Wollam Vice President, Marketing
Ed Cady Vice President, Systems and Technology
Miles Mei Treasurer
Maryann P. Crews Illustration Actuary
Earl F. Martin Appointed Actuary
Felicia F. Tierney Vice President, Human Resources
Brian N. Leary Consumer Services Officer and Chief Compliance Officer
Edward M. Shea Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 27 is 100 Salem Street, Smithfield RI 02917.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2013, there were 159 Qualified Contracts and 5,854 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	Charles M. Morgan		Assistant Treasurer
	Norman Ashkenas		Chief Compliance Officer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary
	Susan Sturdy		Assistant Secretary

(c) $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, NY 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2012, 2011, and 2010 were $3,351,907, $3,492,086, and $3,701,701 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island., on this 29th day of April 2013.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/ Edward M. Shea
	Cyrus Taraporevala			Edward M. Shea
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April 2013.

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)By: /s/ Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)